UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Courtney R. Taylor
The Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

March 31, 2012
unaudited

Bonds & notes — 94.34%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 37.19%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 32.99%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$46,225	$47,114
Fannie Mae 3.198% 20172	4,090	4,379
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	2,550	2,744
Fannie Mae 4.00% 2019	12,970	13,817
Fannie Mae 5.50% 2019	74	81
Fannie Mae 5.50% 2020	6,575	7,169
Fannie Mae 5.50% 2020	822	901
Fannie Mae 11.14% 20202	68	79
Fannie Mae, Series 2012-M2, Class A2, 2.717% 2022	8,400	8,319
Fannie Mae, Series 2012-M3, Class 1-A2, 3.044% 2022	3,500	3,558
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,550	4,653
Fannie Mae 5.00% 2023	3,829	4,153
Fannie Mae 5.50% 2023	21,971	24,001
Fannie Mae 5.50% 2023	21,036	23,006
Fannie Mae 6.00% 2023	2,267	2,495
Fannie Mae 4.50% 2024	15,620	16,733
Fannie Mae 6.00% 2024	5,761	6,465
Fannie Mae 3.50% 2025	27,257	28,628
Fannie Mae 3.50% 2025	22,987	24,143
Fannie Mae 3.50% 2025	21,565	22,649
Fannie Mae 3.50% 2025	15,761	16,554
Fannie Mae 3.50% 2025	11,742	12,333
Fannie Mae 3.50% 2025	10,714	11,252
Fannie Mae 3.50% 2025	10,547	11,077
Fannie Mae 3.50% 2025	10,262	10,778
Fannie Mae 3.50% 2025	7,846	8,240
Fannie Mae 3.50% 2025	6,496	6,823
Fannie Mae 4.50% 2025	21,280	22,796
Fannie Mae 4.50% 2025	11,476	12,294
Fannie Mae 4.50% 2025	11,325	12,132
Fannie Mae, Series 2001-4, Class GA, 9.758% 20252	224	262
Fannie Mae, Series 2001-4, Class NA, 11.466% 20252	587	660
Fannie Mae 2.879% 20262	356	371
Fannie Mae 3.50% 2026	97,862	102,783
Fannie Mae 3.50% 2026	23,040	24,180
Fannie Mae 3.50% 2026	11,475	12,052
Fannie Mae 3.50% 2026	10,216	10,729
Fannie Mae 4.00% 2026	16,563	17,600
Fannie Mae 6.00% 2026	14,268	16,028
Fannie Mae 3.00% 2027	649,240	670,847
Fannie Mae 3.00% 2027	397,404	411,686
Fannie Mae 3.00% 2027	58,915	61,205
Fannie Mae 3.50% 2027	196,356	206,020
Fannie Mae 3.50% 2027	82,280	86,188
Fannie Mae 5.50% 2027	7,399	8,081
Fannie Mae 6.00% 2028	3,653	4,044
Fannie Mae 6.00% 2028	2,431	2,684
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,401	1,116
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	437	517
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,907	3,270
Fannie Mae, Series 2001-20, Class E, 9.605% 20312	41	47
Fannie Mae 6.50% 2032	131	144
Fannie Mae 4.50% 2034	72,005	76,777
Fannie Mae 6.50% 2034	838	939
Fannie Mae 5.00% 2035	98,830	106,992
Fannie Mae 5.00% 2035	78,241	84,629
Fannie Mae 5.00% 2035	4,708	5,092
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	3,706	4,184
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,640	5,122
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	5,334	5,044
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,164	1,062
Fannie Mae 5.00% 2036	44,130	47,733
Fannie Mae 5.00% 2036	15,220	16,463
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	4,066	4,494
Fannie Mae 5.50% 2036	1,759	1,925
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	13,019	14,695
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	11,228	12,509
Fannie Mae 6.00% 2036	10,581	11,685
Fannie Mae 6.00% 2036	5,167	5,702
Fannie Mae 6.00% 2036	4,588	5,069
Fannie Mae 6.00% 2036	3,133	3,462
Fannie Mae 6.50% 2036	9,960	11,143
Fannie Mae 6.50% 2036	5,935	6,663
Fannie Mae 7.00% 2036	869	991
Fannie Mae 7.00% 2036	702	800
Fannie Mae 7.50% 2036	359	409
Fannie Mae 7.50% 2036	112	127
Fannie Mae 8.00% 2036	744	850
Fannie Mae 5.00% 2037	3,707	4,013
Fannie Mae 5.257% 20372	6,168	6,575
Fannie Mae 5.45% 20372	3,818	4,066
Fannie Mae 5.50% 2037	49,868	54,467
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	19,083	21,230
Fannie Mae 5.50% 2037	13,602	14,835
Fannie Mae 5.575% 20372	8,581	9,075
Fannie Mae 5.624% 20372	4,250	4,405
Fannie Mae 6.00% 2037	53,290	58,729
Fannie Mae 6.00% 2037	48,415	53,399
Fannie Mae 6.00% 2037	30,384	33,569
Fannie Mae 6.00% 2037	14,429	15,915
Fannie Mae 6.00% 2037	14,329	15,805
Fannie Mae 6.00% 2037	8,793	9,677
Fannie Mae 6.00% 2037	8,443	9,312
Fannie Mae 6.00% 2037	6,688	7,377
Fannie Mae 6.00% 2037	5,470	5,982
Fannie Mae 6.00% 2037	5,118	5,645
Fannie Mae 6.00% 2037	4,355	4,799
Fannie Mae 6.00% 2037	2,623	2,868
Fannie Mae 6.00% 2037	1,495	1,653
Fannie Mae 6.00% 2037	1,156	1,275
Fannie Mae 6.00% 2037	1,071	1,184
Fannie Mae 6.00% 2037	71	79
Fannie Mae 6.50% 2037	11,445	12,779
Fannie Mae 6.50% 2037	9,670	10,809
Fannie Mae 6.50% 2037	7,483	8,341
Fannie Mae 6.50% 2037	6,194	6,838
Fannie Mae 6.50% 2037	1,289	1,439
Fannie Mae 7.00% 2037	3,324	3,724
Fannie Mae 7.00% 2037	3,089	3,461
Fannie Mae 7.00% 2037	1,021	1,164
Fannie Mae 7.00% 2037	528	601
Fannie Mae 7.00% 2037	248	283
Fannie Mae 7.00% 2037	219	250
Fannie Mae 7.50% 2037	709	807
Fannie Mae 7.50% 2037	584	665
Fannie Mae 7.50% 2037	566	645
Fannie Mae 7.50% 2037	550	626
Fannie Mae 7.50% 2037	485	552
Fannie Mae 7.50% 2037	471	536
Fannie Mae 7.50% 2037	469	533
Fannie Mae 7.50% 2037	457	520
Fannie Mae 7.50% 2037	426	484
Fannie Mae 7.50% 2037	421	480
Fannie Mae 7.50% 2037	234	267
Fannie Mae 7.50% 2037	192	219
Fannie Mae 7.50% 2037	128	150
Fannie Mae 7.50% 2037	108	123
Fannie Mae 7.50% 2037	91	104
Fannie Mae 7.50% 2037	68	77
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	483	552
Fannie Mae 8.00% 2037	339	392
Fannie Mae 8.00% 2037	101	115
Fannie Mae 5.00% 2038	98,559	106,699
Fannie Mae 5.00% 2038	25,343	27,436
Fannie Mae 5.349% 20382	3,442	3,670
Fannie Mae 5.444% 20382	949	1,033
Fannie Mae 5.50% 2038	25,427	27,732
Fannie Mae 5.50% 2038	19,489	21,216
Fannie Mae 5.50% 2038	181	197
Fannie Mae 5.615% 20382	8,073	8,608
Fannie Mae 6.00% 2038	177,842	196,850
Fannie Mae 6.00% 2038	150,786	166,308
Fannie Mae 6.00% 2038	126,684	139,726
Fannie Mae 6.00% 2038	99,722	109,988
Fannie Mae 6.00% 2038	33,077	36,644
Fannie Mae 6.00% 2038	13,897	15,315
Fannie Mae 6.00% 2038	10,504	11,560
Fannie Mae 6.00% 2038	10,292	11,326
Fannie Mae 6.00% 2038	8,306	9,161
Fannie Mae 6.00% 2038	7,872	8,683
Fannie Mae 6.00% 2038	6,371	7,027
Fannie Mae 6.00% 2038	5,680	6,265
Fannie Mae 6.00% 2038	5,614	6,186
Fannie Mae 6.00% 2038	5,008	5,511
Fannie Mae 6.50% 2038	101,220	113,645
Fannie Mae 6.50% 2038	11,845	13,299
Fannie Mae 3.542% 20392	5,819	6,058
Fannie Mae 3.566% 20392	4,562	4,783
Fannie Mae 3.614% 20392	14,756	15,434
Fannie Mae 3.684% 20392	733	770
Fannie Mae 3.766% 20392	3,657	3,825
Fannie Mae 3.821% 20392	5,838	6,104
Fannie Mae 3.835% 20392	1,606	1,682
Fannie Mae 3.879% 20392	1,759	1,843
Fannie Mae 3.886% 20392	2,210	2,319
Fannie Mae 3.943% 20392	1,667	1,750
Fannie Mae 3.95% 20392	9,058	9,490
Fannie Mae 4.50% 2039	41,463	44,126
Fannie Mae 5.00% 2039	29,426	32,316
Fannie Mae 5.50% 2039	23,937	26,107
Fannie Mae 5.50% 2039	3,435	3,747
Fannie Mae 6.00% 2039	72,505	79,969
Fannie Mae 6.00% 2039	50,064	55,218
Fannie Mae 6.00% 2039	8,656	9,526
Fannie Mae 6.00% 2039	8,257	9,107
Fannie Mae 6.00% 2039	5,358	5,909
Fannie Mae 6.00% 2039	4,442	4,899
Fannie Mae 6.00% 2039	4,212	4,636
Fannie Mae 6.00% 2039	445	490
Fannie Mae 3.204% 20402	39,805	41,689
Fannie Mae 3.61% 20402	7,138	7,498
Fannie Mae 4.00% 2040	57,023	59,844
Fannie Mae 4.00% 2040	21,501	22,765
Fannie Mae 4.00% 2040	20,759	21,958
Fannie Mae 4.00% 2040	14,184	14,886
Fannie Mae 4.50% 2040	86,152	91,794
Fannie Mae 4.50% 2040	9,055	9,648
Fannie Mae 4.50% 2040	8,010	8,535
Fannie Mae 4.50% 2040	6,493	6,908
Fannie Mae 4.50% 2040	4,765	5,077
Fannie Mae 4.50% 2040	1,817	1,966
Fannie Mae 4.50% 2040	1,705	1,844
Fannie Mae 4.50% 2040	1,341	1,451
Fannie Mae 4.50% 2040	522	564
Fannie Mae 4.50% 2040	475	514
Fannie Mae 4.50% 2040	157	170
Fannie Mae 4.50% 2040	107	116
Fannie Mae 5.00% 2040	42,037	45,443
Fannie Mae 5.00% 2040	18,462	19,957
Fannie Mae 5.00% 2040	13,459	14,813
Fannie Mae 5.00% 2040	3,697	3,996
Fannie Mae 5.00% 2040	3,441	3,785
Fannie Mae 5.00% 2040	2,823	3,052
Fannie Mae 5.50% 2040	41,155	44,802
Fannie Mae 5.50% 2040	16,719	18,313
Fannie Mae 5.50% 2040	2,115	2,317
Fannie Mae 6.00% 2040	14,311	15,750
Fannie Mae 6.00% 2040	13,560	14,956
Fannie Mae 2.902% 20412	4,295	4,472
Fannie Mae 3.75% 20412	9,126	9,612
Fannie Mae 4.00% 2041	165,722	175,291
Fannie Mae 4.00% 2041	95,825	101,358
Fannie Mae 4.00% 2041	36,074	37,859
Fannie Mae 4.00% 2041	32,308	33,906
Fannie Mae 4.00% 2041	31,700	33,268
Fannie Mae 4.00% 2041	26,735	28,306
Fannie Mae 4.00% 2041	26,780	28,105
Fannie Mae 4.00% 2041	21,338	22,403
Fannie Mae 4.00% 2041	20,292	21,485
Fannie Mae 4.00% 2041	18,483	19,397
Fannie Mae 4.00% 2041	17,933	18,828
Fannie Mae 4.00% 2041	17,616	18,487
Fannie Mae 4.00% 2041	13,732	14,524
Fannie Mae 4.00% 2041	13,818	14,502
Fannie Mae 4.00% 2041	11,310	11,963
Fannie Mae 4.00% 2041	10,231	10,731
Fannie Mae 4.00% 2041	9,899	10,393
Fannie Mae 4.00% 2041	9,545	10,022
Fannie Mae 4.00% 2041	9,321	9,787
Fannie Mae 4.00% 2041	8,813	9,249
Fannie Mae 4.00% 2041	7,324	7,747
Fannie Mae 4.00% 2041	7,074	7,420
Fannie Mae 4.00% 2041	1,861	1,954
Fannie Mae 4.00% 2041	977	1,025
Fannie Mae 4.00% 2041	884	928
Fannie Mae 4.00% 2041	476	499
Fannie Mae 4.50% 2041	83,197	88,801
Fannie Mae 4.50% 2041	81,245	86,718
Fannie Mae 4.50% 2041	67,681	73,210
Fannie Mae 4.50% 2041	57,516	62,449
Fannie Mae 4.50% 2041	51,416	55,617
Fannie Mae 4.50% 2041	40,833	43,507
Fannie Mae 4.50% 2041	39,015	42,361
Fannie Mae 4.50% 2041	33,122	35,828
Fannie Mae 4.50% 2041	32,504	34,693
Fannie Mae 4.50% 2041	27,122	28,949
Fannie Mae 4.50% 2041	25,989	28,112
Fannie Mae 4.50% 2041	25,916	28,033
Fannie Mae 4.50% 2041	22,951	24,826
Fannie Mae 4.50% 2041	15,584	16,920
Fannie Mae 4.50% 2041	12,371	13,382
Fannie Mae 4.50% 2041	11,385	12,152
Fannie Mae 4.50% 2041	11,025	11,970
Fannie Mae 4.50% 2041	10,765	11,644
Fannie Mae 4.50% 2041	10,428	11,323
Fannie Mae 4.50% 2041	10,027	10,908
Fannie Mae 4.50% 2041	9,341	10,104
Fannie Mae 4.50% 2041	8,158	8,708
Fannie Mae 4.50% 2041	7,906	8,584
Fannie Mae 4.50% 2041	7,927	8,426
Fannie Mae 4.50% 2041	6,380	6,901
Fannie Mae 4.50% 2041	5,269	5,721
Fannie Mae 4.50% 2041	4,223	4,606
Fannie Mae 4.50% 2041	2,663	2,880
Fannie Mae 4.50% 2041	2,037	2,174
Fannie Mae 4.50% 2041	1,917	2,073
Fannie Mae 4.50% 2041	1,439	1,557
Fannie Mae 4.50% 2041	1,260	1,368
Fannie Mae 4.50% 2041	381	413
Fannie Mae 4.50% 2041	255	275
Fannie Mae 5.00% 2041	94,801	104,342
Fannie Mae 5.00% 2041	47,174	51,920
Fannie Mae 5.00% 2041	38,195	42,039
Fannie Mae 5.00% 2041	35,352	38,910
Fannie Mae 5.00% 2041	26,114	28,742
Fannie Mae 5.00% 2041	24,710	27,197
Fannie Mae 5.00% 2041	22,966	25,277
Fannie Mae 5.00% 2041	18,890	20,862
Fannie Mae 5.00% 2041	18,610	20,484
Fannie Mae 5.00% 2041	17,916	19,787
Fannie Mae 5.00% 2041	15,546	17,111
Fannie Mae 5.00% 2041	15,235	16,825
Fannie Mae 5.00% 2041	14,381	15,882
Fannie Mae 5.00% 2041	13,771	15,208
Fannie Mae 5.00% 2041	13,343	14,736
Fannie Mae 5.00% 2041	12,910	14,209
Fannie Mae 5.00% 2041	11,663	12,837
Fannie Mae 5.00% 2041	11,561	12,725
Fannie Mae 5.00% 2041	11,203	12,330
Fannie Mae 5.00% 2041	9,944	11,045
Fannie Mae 5.00% 2041	9,967	10,970
Fannie Mae 5.00% 2041	9,277	10,210
Fannie Mae 5.00% 2041	9,095	10,060
Fannie Mae 5.00% 2041	8,466	9,171
Fannie Mae 5.00% 2041	8,252	9,083
Fannie Mae 5.00% 2041	7,785	8,568
Fannie Mae 5.00% 2041	7,361	8,102
Fannie Mae 5.00% 2041	6,306	6,974
Fannie Mae 5.00% 2041	4,949	5,447
Fannie Mae 5.00% 2041	4,004	4,429
Fannie Mae 5.00% 2041	3,678	4,048
Fannie Mae 5.00% 2041	3,517	3,871
Fannie Mae 5.00% 2041	2,615	2,893
Fannie Mae 5.00% 2041	2,566	2,838
Fannie Mae 5.00% 2041	2,417	2,660
Fannie Mae 5.00% 2041	2,391	2,632
Fannie Mae 5.00% 2041	2,064	2,283
Fannie Mae 5.00% 2041	1,695	1,866
Fannie Mae 5.00% 2041	1,624	1,787
Fannie Mae 5.00% 2041	1,572	1,730
Fannie Mae 5.00% 2041	1,451	1,597
Fannie Mae 5.00% 2041	1,430	1,573
Fannie Mae 5.50% 2041	31,923	34,867
Fannie Mae 5.50% 2041	15,182	16,559
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,926	4,540
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,082	1,229
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,336	2,759
Fannie Mae 3.50% 2042	299,030	306,319
Fannie Mae 4.00% 2042	541,733	568,142
Fannie Mae 4.00% 2042	49,846	52,776
Fannie Mae 4.00% 2042	4,222	4,433
Fannie Mae 4.50% 2042	275,050	292,627
Fannie Mae 5.00% 2042	93,835	101,386
Fannie Mae 5.50% 2042	46,420	50,583
Fannie Mae 6.00% 2042	524,981	578,463
Fannie Mae, Series 2002-W1, Class 2A, 7.087% 20422	2,985	3,477
Fannie Mae 6.00% 2047	447	485
Fannie Mae 6.50% 2047	492	548
Fannie Mae 6.50% 2047	147	162
Fannie Mae 6.50% 2047	119	133
Fannie Mae 7.00% 2047	1,245	1,388
Fannie Mae 7.00% 2047	79	88
Fannie Mae 7.50% 2047	68	77
Freddie Mac, Series K501, Class A1, 1.337% 20163	4,150	4,158
Freddie Mac, Series K702, Class A1, 2.084% 2017	2,324	2,385
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,300	3,621
Freddie Mac, Series K705, Class A2, 2.303% 2018	3,092	3,128
Freddie Mac, Series K706, Class A2, 2.323% 2018	3,225	3,263
Freddie Mac, Series K704, Class A2, 2.412% 2018	3,100	3,167
Freddie Mac, Series K702, Class A2, 3.154% 2018	15,455	16,419
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,757
Freddie Mac 5.50% 2019	3,560	3,871
Freddie Mac, Series K015, Class A1, 2.257% 2020	3,590	3,695
Freddie Mac, Series K009, Class A1, 2.757% 2020	3,812	4,017
Freddie Mac, Series K014, Class A1, 2.788% 2020	3,983	4,187
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,068	4,314
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,578	3,842
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,150	4,573
Freddie Mac, Series K017, Class A2, 2.873% 2021	4,200	4,236
Freddie Mac, Series 2626, Class NG, 3.50% 2023	597	612
Freddie Mac, Series 2922, Class EL, 4.50% 2023	6,725	6,823
Freddie Mac 5.00% 2023	5,052	5,434
Freddie Mac 5.00% 2023	191	205
Freddie Mac 5.00% 2023	29	31
Freddie Mac, Series 1617, Class PM, 6.50% 2023	940	1,043
Freddie Mac 5.00% 2024	12,504	13,473
Freddie Mac 6.00% 2026	8,940	9,900
Freddie Mac 6.00% 2026	8,024	8,886
Freddie Mac 5.50% 2027	5,140	5,599
Freddie Mac 6.00% 2027	55,982	61,995
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,561	1,755
Freddie Mac, Series 2122, Class QM, 6.25% 2029	2,727	3,068
Freddie Mac 2.476% 20352	6,373	6,795
Freddie Mac, Series 3061, Class PN, 5.50% 2035	26,966	30,046
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,013	4,732
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,188	2,919
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,128	2,840
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,794	2,555
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	64	60
Freddie Mac, Series 3257, Class PA, 5.50% 2036	33,623	37,236
Freddie Mac, Series 3233, Class PA, 6.00% 2036	24,857	27,770
Freddie Mac, Series 3156, Class NG, 6.00% 2036	7,913	9,058
Freddie Mac 4.50% 2037	28,532	30,316
Freddie Mac 4.992% 20372	2,589	2,692
Freddie Mac, Series 3286, Class JN, 5.50% 2037	36,797	40,205
Freddie Mac, Series 3318, Class JT, 5.50% 2037	20,641	22,554
Freddie Mac, Series 3312, Class PA, 5.50% 2037	17,515	19,137
Freddie Mac 5.50% 2037	11,338	12,330
Freddie Mac 5.50% 2037	78	86
Freddie Mac 5.709% 20372	4,652	5,011
Freddie Mac 5.936% 20372	6,430	6,692
Freddie Mac, Series 3271, Class OA, 6.00% 2037	10,043	11,442
Freddie Mac 7.00% 2037	629	709
Freddie Mac 7.00% 2037	355	400
Freddie Mac 7.00% 2037	164	185
Freddie Mac 7.50% 2037	2,492	2,803
Freddie Mac 5.037% 20382	5,578	6,003
Freddie Mac 5.231% 20382	10,507	11,082
Freddie Mac 5.50% 2038	93,004	101,228
Freddie Mac 5.50% 2038	17,751	19,320
Freddie Mac 5.50% 2038	12,248	13,354
Freddie Mac 5.50% 2038	9,049	9,849
Freddie Mac 5.50% 2038	4,608	5,017
Freddie Mac 5.50% 2038	4,140	4,507
Freddie Mac 5.50% 2038	3,876	4,317
Freddie Mac 5.50% 2038	2,947	3,209
Freddie Mac 5.50% 2038	2,660	2,897
Freddie Mac 5.50% 2038	1,961	2,135
Freddie Mac 5.579% 20382	12,182	12,958
Freddie Mac 6.00% 2038	27,578	30,366
Freddie Mac 6.50% 2038	7,263	8,093
Freddie Mac 3.736% 20392	4,937	5,184
Freddie Mac 5.00% 2039	36,854	39,720
Freddie Mac 5.50% 2039	74,268	80,859
Freddie Mac 5.50% 2039	31,328	34,128
Freddie Mac 3.163% 20402	4,670	4,872
Freddie Mac 4.50% 2040	100,000	106,127
Freddie Mac 5.50% 2040	1,078	1,173
Freddie Mac 5.50% 2040	40	44
Freddie Mac 4.50% 2041	81,488	88,397
Freddie Mac 4.50% 2041	22,896	24,745
Freddie Mac 4.50% 2041	12,105	13,082
Freddie Mac 4.50% 2041	10,022	10,831
Freddie Mac 4.50% 2041	7,049	7,618
Freddie Mac 4.50% 2041	1,868	2,019
Freddie Mac 5.00% 2041	38,779	42,677
Freddie Mac 5.00% 2041	22,718	25,001
Freddie Mac 5.00% 2041	19,641	21,616
Freddie Mac 5.00% 2041	15,995	17,603
Freddie Mac 5.00% 2041	16,300	17,602
Freddie Mac 5.00% 2041	13,675	15,101
Freddie Mac 5.00% 2041	12,917	14,264
Freddie Mac 5.00% 2041	12,792	14,126
Freddie Mac 5.00% 2041	12,641	13,948
Freddie Mac 5.00% 2041	12,078	13,337
Freddie Mac 5.00% 2041	9,987	10,991
Freddie Mac 5.00% 2041	9,977	10,980
Freddie Mac 5.00% 2041	9,789	10,773
Freddie Mac 5.00% 2041	8,790	9,707
Freddie Mac 5.00% 2041	8,697	9,604
Freddie Mac 5.00% 2041	6,582	7,269
Freddie Mac 5.00% 2041	2,793	3,085
Freddie Mac 5.50% 2041	96,962	105,567
Freddie Mac 5.50% 2041	33,436	36,403
Freddie Mac 5.50% 2042	19,525	21,224
Freddie Mac 6.00% 2042	9,175	10,114
Freddie Mac 6.50% 2047	1,191	1,309
Freddie Mac 7.00% 2047	279	311
Government National Mortgage Assn. 10.00% 2021	420	480
Government National Mortgage Assn. 3.50% 2025	5,941	6,367
Government National Mortgage Assn. 3.50% 2025	2,148	2,302
Government National Mortgage Assn. 3.50% 2025	1,805	1,935
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	2,885	2,846
Government National Mortgage Assn. 6.00% 2038	34,937	39,198
Government National Mortgage Assn. 3.50% 2039	11,187	11,683
Government National Mortgage Assn. 3.50% 2039	11,108	11,601
Government National Mortgage Assn. 3.50% 2039	4,850	5,065
Government National Mortgage Assn. 4.50% 2039	5,234	5,699
Government National Mortgage Assn. 3.50% 2040	9,456	9,882
Government National Mortgage Assn. 4.00% 2040	115,412	124,214
Government National Mortgage Assn. 4.50% 2040	19,547	21,309
Government National Mortgage Assn. 4.50% 2040	17,807	19,457
Government National Mortgage Assn. 4.50% 2040	13,249	14,427
Government National Mortgage Assn. 4.50% 2040	7,810	8,514
Government National Mortgage Assn. 4.50% 2040	5,181	5,648
Government National Mortgage Assn. 4.50% 2040	4,601	5,015
Government National Mortgage Assn. 4.50% 2040	2,242	2,451
Government National Mortgage Assn. 4.50% 2040	985	1,074
Government National Mortgage Assn. 5.00% 2040	6,726	7,421
Government National Mortgage Assn. 3.50% 2041	1,504	1,571
Government National Mortgage Assn. 4.00% 2041	6,437	6,926
Government National Mortgage Assn. 3.50% 2042	209,633	218,542
Government National Mortgage Assn. 4.00% 2042	41,475	44,521
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	19,389	19,547
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.791% 20482,4	550	550
National Credit Union Administration, Series 2011-M1, Class A1, 0.262% 20132	2,486	2,486
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,393
National Credit Union Administration, Series 2010-R2, Class 1A, 0.613% 20172	2,345	2,349
National Credit Union Administration, Series 2011-R3, Class 1A, 0.642% 20202	2,259	2,266
National Credit Union Administration, Series 2011-R1, Class 1A, 0.693% 20202	2,424	2,434
		10,985,509

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 3.17%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,544
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.288% 20372	29,448	29,902
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	2,343	2,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	4,453	4,453
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	12,025	12,025
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,823
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,162
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 20452	66,235	75,606
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20464	43,400	45,994
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	6,474	6,559
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.734% 20492	43,892	49,596
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20352,4	1,500	1,503
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	9,755	9,782
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	11,729	12,256
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20374	8,240	7,922
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	224	224
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	8,455	8,801
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	969	969
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	35,524	39,311
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.419% 20392	7,023	7,528
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.794% 20392	14,645	15,718
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	22,820	23,647
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	7,151	7,165
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,996
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	16,188
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20382	23,190	26,382
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	46,043	50,851
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	18,500	19,560
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	10,000	10,702
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20374	10,000	10,667
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	35,515	37,833
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	5,250	5,584
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	5,000	5,120
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	42,550	47,826
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	15,895
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442	17,005	18,991
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	39,076	44,159
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	55,658	59,227
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	45,658
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	235	237
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	1,811	1,888
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,653
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,534	2,543
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.271% 20442	15,350	17,181
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.276% 20442	6,386	6,695
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,156	3,193
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	36,610	40,117
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.22% 20372	4,620	4,986
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,324
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	8,080	8,813
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,747
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	11,711
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	716	730
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	305	306
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,783
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	18,133
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.633% (undated)2	11,581	12,908
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	2,000	2,085
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20374	20,000	20,656
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20374	10,000	10,794
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,534
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,115	2,145
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.329% 20442	15,700	17,460
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	8,032	8,097
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,823
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.201% 20422	4,849	4,898
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	1,670	1,673
		1,054,589

OTHER MORTGAGE-BACKED SECURITIES1 — 0.89%
Nationwide Building Society, Series 2007-2, 5.50% 20124	51,425	52,113
Bank of America 5.50% 20124	35,000	35,325
Bank of Montreal 1.30% 20144	4,000	4,038
Bank of Montreal 2.85% 20154	17,000	17,930
Bank of Montreal 2.625% 20164	4,250	4,461
HBOS Treasury Services PLC 5.25% 20174	16,000	17,544
HBOS Treasury Services PLC 5.25% 2017	7,000	7,675
Barclays Bank PLC 2.50% 20154	3,600	3,673
Barclays Bank PLC 4.00% 2019	€14,150	20,506
Compagnie de Financement Foncier 2.125% 20134	$16,700	16,796
Compagnie de Financement Foncier 2.25% 20144	6,500	6,566
Royal Bank of Canada 3.125% 20154	18,160	19,253
Bank of Nova Scotia 1.25% 20144	4,000	4,034
Bank of Nova Scotia 2.15% 20164	4,650	4,775
Bank of Nova Scotia 1.75% 20174	4,150	4,155
DEPFA ACS Bank 5.125% 20374	16,250	11,885
UBS AG 1.875% 20154	4,200	4,233
UBS AG 2.25% 20174	4,150	4,144
Swedbank Hypotek AB 2.125% 20164	3,400	3,401
Swedbank Hypotek AB 2.95% 20164	3,000	3,112
Toronto-Dominion Bank 1.625% 20164	4,400	4,420
HSBC Bank PLC 1.625% 20144	4,400	4,415
Credit Suisse Group AG 2.60% 20164	4,300	4,387
Canadian Imperial Bank 2.75% 20164	4,150	4,375
Westpac Banking Corp. 2.45% 20164	4,325	4,374
Northern Rock PLC 5.625% 20174	4,000	4,332
National Bank of Canada 2.20% 20164	4,175	4,292
Australia & New Zealand Banking Group Ltd. 2.40% 20164	4,250	4,290
Commonwealth Bank of Australia 2.25% 20174	4,150	4,151
Nordea Eiendomskreditt AS 2.125% 20174	4,000	4,009
Sparebank 1 Boligkreditt AS 2.625% 20164	3,400	3,480
Caisse Centrale Desjardn 1.60% 20174	3,375	3,347
		295,491

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)1 — 0.14%
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	19,681	20,003
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.662% 20372	17,589	11,235
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,4	10,344	10,646
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	4,717	4,702
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	232	243
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	30	32
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,845	1,928
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	33	36
		48,825

Total mortgage-backed obligations		12,384,414

CORPORATE BONDS & NOTES — 31.16%
FINANCIALS — 9.55%
Banks — 2.84%
HBOS PLC 6.75% 20184	81,621	76,683
HBOS PLC 4.375% 20192	€2,870	2,949
HBOS PLC 6.00% 20334	$20,520	15,601
Société Générale 5.75% 20164	50,115	49,896
Société Générale 5.20% 20214	42,850	41,213
Royal Bank of Scotland PLC 3.40% 2013	15,500	15,713
Royal Bank of Scotland PLC 3.95% 2015	17,000	17,202
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,803
Royal Bank of Scotland Group PLC 5.05% 2015	7,525	7,367
Royal Bank of Scotland Group PLC 4.375% 2016	7,500	7,664
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	3,039
Royal Bank of Scotland PLC 6.934% 2018	€5,750	7,216
Royal Bank of Scotland PLC 6.125% 2021	$8,435	9,041
HSBC Bank PLC 2.00% 20144	15,000	15,061
HSBC Finance Corp. 0.918% 20162	12,304	11,159
HSBC Holdings PLC 4.125% 20204	9,453	9,670
HSBC Holdings PLC 4.875% 2020	20,125	20,649
HSBC Holdings PLC 4.00% 2022	22,660	22,498
Wells Fargo & Co. 2.625% 2016	10,500	10,745
Wells Fargo & Co. 3.676% 2016	14,000	14,962
Wells Fargo & Co., Series I, 3.50% 2022	52,450	51,721
BNP Paribas 3.224% 20142	12,000	12,121
BNP Paribas 3.60% 2016	14,000	14,156
BNP Paribas 5.00% 2021	23,605	23,857
BNP Paribas, junior subordinated 7.195% (undated)2,4	24,600	22,079
Standard Chartered PLC 3.85% 20154	21,622	22,470
Standard Chartered PLC 3.20% 20164	31,141	31,766
Standard Chartered Bank 6.40% 20174	10,000	10,984
Nordea Bank 2.125% 20144	15,000	15,057
Nordea Bank, Series 2, 3.70% 20144	8,000	8,342
Nordea Bank AB 3.125% 20174	12,500	12,524
Sovereign Bancorp, Inc. 8.75% 2018	3,000	3,527
Santander Issuances, SA Unipersonal 6.50% 20192,4	31,500	30,302
Korea Development Bank 5.30% 2013	13,635	13,998
Korea Development Bank 8.00% 2014	11,365	12,502
Korea Development Bank 4.00% 2016	1,500	1,571
Korea Development Bank 3.50% 2017	3,160	3,218
Korea Development Bank 3.875% 2017	640	664
UniCredito Italiano SpA 6.00% 20174	19,483	17,331
HVB Funding Trust I, junior subordinated 8.741% 20314	8,264	7,314
HVB Funding Trust III, junior subordinated 9.00% 20314	7,180	6,426
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20154	17,000	17,383
Union Bank of California, NA 5.95% 2016	12,455	13,610
Intesa Sanpaolo SpA 6.50% 20214	31,076	30,062
CIT Group Inc., Series C, 4.75% 20154	25,100	25,384
Barclays Bank PLC 5.125% 2020	23,125	24,219
PNC Funding Corp. 5.40% 2014	10,000	10,905
PNC Preferred Funding Trust I, junior subordinated 2.124% (undated)2,4	12,700	9,709
ANZ National (International) Ltd. 3.125% 20154	16,500	16,877
Westpac Banking Corp. 3.00% 2015	16,000	16,610
Development Bank of Kazakhstan 5.50% 20154	12,635	13,583
BBVA Bancomer SA 4.50% 20164	6,575	6,805
BBVA Bancomer SA, junior subordinated 7.25% 20204	2,430	2,582
BBVA Bancomer SA 6.50% 20214	2,355	2,467
Commonwealth Bank of Australia 1.95% 2015	11,000	11,082
VEB Finance Ltd. 6.902% 20204	9,100	9,874
VEB Finance Ltd. 6.80% 20254	500	524
Banco del Estado de Chile 4.125% 20204	10,000	10,312
Banco de Crédito del Perú 5.375% 20204	7,000	7,210
HSBK (Europe) BV 7.25% 20214	6,710	6,949
Commerzbank AG, Series 774, 7.75% 2021	€3,300	3,935
Bergen Bank, junior subordinated 0.938% (undated)2	$5,000	2,704
SunTrust Banks, Inc. 6.00% 2017	2,000	2,250
		946,097

Diversified financials — 2.69%
Goldman Sachs Group, Inc. 3.625% 2016	32,500	32,514
Murray Street Investment Trust I 4.647% 2017	16,000	16,026
Goldman Sachs Group, Inc. 7.50% 2019	20,250	23,162
Goldman Sachs Group, Inc. 5.25% 2021	11,000	10,905
Goldman Sachs Group, Inc. 5.75% 2022	56,240	57,943
Goldman Sachs Group, Inc. 6.25% 2041	15,870	15,682
Citigroup Inc. 4.587% 2015	25,375	26,745
Citigroup Inc. 4.75% 2015	21,500	22,652
Citigroup Inc. 3.953% 2016	8,300	8,536
Citigroup Inc. 4.45% 2017	27,935	29,287
Citigroup Inc. 6.125% 2017	7,000	7,821
Citigroup Inc. 6.125% 2018	31,251	35,068
Citigroup Inc. 8.50% 2019	19,358	23,893
Bank of America Corp., Series L, 3.625% 2016	17,920	17,902
Bank of America Corp. 3.75% 2016	24,640	24,782
Bank of America Corp. 3.875% 2017	2,000	2,013
Bank of America Corp. 5.75% 2017	1,000	1,074
Bank of America Corp. 5.65% 2018	6,520	6,967
Bank of America Corp. 5.625% 2020	28,030	29,261
Bank of America Corp. 5.00% 2021	28,775	28,861
Bank of America Corp. 5.875% 2021	18,080	19,152
Bank of America Corp. 5.70% 2022	5,500	5,831
Bank of America Corp. 5.875% 2042	4,195	4,175
Morgan Stanley, Series F, 2.875% 2014	14,750	14,723
Morgan Stanley 3.80% 2016	12,500	12,177
Morgan Stanley 4.75% 2017	5,015	5,021
Morgan Stanley, Series F, 5.625% 2019	36,527	36,147
Morgan Stanley 5.50% 2021	10,750	10,521
Morgan Stanley, Series F, 5.75% 2021	27,850	27,380
JPMorgan Chase & Co. 3.40% 2015	20,000	20,971
JPMorgan Chase & Co. 3.45% 2016	28,406	29,639
JPMorgan Chase & Co. 4.35% 2021	29,490	30,177
JPMorgan Chase & Co. 4.625% 2021	6,500	6,803
JPMorgan Chase & Co. 4.50% 2022	12,000	12,504
UBS AG 2.25% 2014	14,500	14,565
UBS AG 5.75% 2018	18,202	19,949
UBS AG 4.875% 2020	32,609	33,937
UBS AG 7.75% 2026	4,000	4,712
Capital One Financial Corp. 3.15% 2016	12,500	12,801
Capital One Financial Corp. 6.15% 2016	10,000	11,000
International Lease Finance Corp. 5.00% 2012	390	394
International Lease Finance Corp. 4.875% 2015	17,960	17,789
Lazard Group LLC 7.125% 2015	16,500	17,903
Export-Import Bank of Korea 5.875% 2015	12,400	13,569
The Export-Import Bank of Korea 4.375% 2021	4,000	4,051
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,418
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,5	17,230	15,877
Credit Suisse Group AG 2.20% 2014	15,000	15,152
Northern Trust Corp. 4.625% 2014	8,475	9,121
Northern Trust Corp. 5.85% 20174	3,750	4,402
SLM Corp. 6.25% 2016	5,000	5,204
SLM Corp. 6.00% 2017	8,000	8,247
NASDAQ OMX Group, Inc. 5.25% 2018	8,100	8,725
Jefferies Group, Inc. 6.875% 2021	5,000	5,138
ACE Cash Express, Inc. 11.00% 20194	1,200	1,104
American Express Co. 6.15% 2017	150	176
		896,549

Real estate — 2.40%
Prologis, Inc. 7.625% 2014	29,250	32,557
Prologis, Inc. 5.75% 2016	10,000	10,908
Prologis, Inc. 6.125% 2016	5,690	6,262
Prologis, Inc. 6.25% 2017	6,115	6,741
Prologis, Inc. 6.625% 2018	39,285	44,763
Prologis, Inc. 6.625% 2019	2,975	3,350
Prologis, Inc. 7.375% 2019	19,712	23,041
Prologis, Inc. 6.875% 2020	25,250	29,040
Kimco Realty Corp. 6.00% 2012	12,250	12,526
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,654
Kimco Realty Corp., Series C, 4.82% 2014	25,780	26,888
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,853
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,385
Kimco Realty Corp. 5.70% 2017	28,450	31,195
Kimco Realty Corp. 4.30% 2018	24,420	24,844
Kimco Realty Corp. 6.875% 2019	5,440	6,368
Westfield Group 5.40% 20124	18,400	18,786
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	5,000	5,329
Westfield Group 7.50% 20144	12,500	13,810
Westfield Group 5.75% 20154	35,800	39,296
Westfield Group 5.70% 20164	16,945	18,665
Westfield Group 7.125% 20184	12,775	15,066
WEA Finance LLC 4.625% 20214	8,855	8,971
Hospitality Properties Trust 6.75% 2013	13,495	13,682
Hospitality Properties Trust 7.875% 2014	950	1,042
Hospitality Properties Trust 5.125% 2015	6,665	6,969
Hospitality Properties Trust 6.30% 2016	29,368	32,002
Hospitality Properties Trust 5.625% 2017	1,195	1,276
Hospitality Properties Trust 6.70% 2018	30,450	33,954
Realogy Corp., Letter of Credit, 4.691% 20161,2,5	544	508
Realogy Corp., Term Loan B, 4.77% 20161,2,5	19,140	17,882
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,5	20,325	21,007
Realogy Corp. 7.875% 20194	25,156	25,282
Realogy Corp. 9.00% 20204	12,515	12,953
Simon Property Group, LP 6.75% 2014	9,100	10,079
Simon Property Group, LP 4.20% 2015	2,430	2,603
Simon Property Group, LP 5.875% 2017	15,000	17,330
Simon Property Group, LP 6.125% 2018	22,075	26,017
Simon Property Group, LP 10.35% 2019	8,995	12,404
Simon Property Group, LP 4.125% 2021	1,500	1,576
Simon Property Group, LP 6.75% 2040	2,000	2,460
Developers Diversified Realty Corp. 5.375% 2012	3,090	3,121
Developers Diversified Realty Corp. 5.50% 2015	11,643	12,000
Developers Diversified Realty Corp. 9.625% 2016	4,000	4,846
Developers Diversified Realty Corp. 7.50% 2017	9,655	10,964
Developers Diversified Realty Corp. 4.75% 2018	1,560	1,618
Developers Diversified Realty Corp. 7.875% 2020	3,720	4,405
Brandywine Operating Partnership, LP 5.75% 2012	24,425	24,425
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,192
Brandywine Operating Partnership, LP 4.95% 2018	3,640	3,716
ERP Operating LP 6.584% 2015	10,000	11,342
ERP Operating LP 5.125% 2016	4,445	4,874
ERP Operating LP 7.125% 2017	5,000	5,904
ERP Operating LP 4.625% 2021	7,180	7,572
Goodman Funding Pty Ltd. 6.00% 20224	24,785	24,788
UDR, Inc., Series A, 5.25% 2015	13,030	13,993
American Tower Corp. 4.625% 2015	10,000	10,659
American Tower Corp. 5.90% 2021	2,000	2,208
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,045
Host Hotels & Resorts LP 9.00% 2017	1,800	2,000
Host Hotels & Resorts LP 5.875% 2019	4,325	4,579
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,290
		800,865

Insurance — 1.57%
American International Group, Inc. 4.875% 2016	24,475	25,909
American International Group, Inc. 3.80% 2017	29,530	29,928
ACE INA Holdings Inc. 5.875% 2014	17,445	19,225
ACE INA Holdings Inc. 2.60% 2015	19,990	20,808
ACE INA Holdings Inc. 5.70% 2017	3,000	3,519
ACE INA Holdings Inc. 5.80% 2018	1,000	1,203
ACE Capital Trust II 9.70% 2030	5,000	6,823
Liberty Mutual Group Inc. 5.75% 20144	8,435	8,894
Liberty Mutual Group Inc. 6.70% 20164	6,250	6,858
Liberty Mutual Group Inc. 6.50% 20354	28,250	29,318
CNA Financial Corp. 5.85% 2014	4,500	4,853
CNA Financial Corp. 6.50% 2016	10,000	11,246
CNA Financial Corp. 7.35% 2019	4,270	4,990
CNA Financial Corp. 5.875% 2020	1,250	1,342
CNA Financial Corp. 7.25% 2023	17,145	19,304
Monumental Global Funding 5.50% 20134	16,370	17,092
Monumental Global Funding III 5.25% 20144	20,000	21,219
AEGON NV 6.125% 2031	£1,730	2,728
AXA SA 8.60% 2030	$5,815	6,424
AXA SA, Series B, junior subordinated 6.379% (undated)2,4	6,065	5,049
AXA SA, junior subordinated 6.463% (undated)2,4	30,000	26,325
MetLife Global Funding I 5.125% 20134	16,000	16,729
MetLife Global Funding I 2.50% 20154	19,000	19,590
New York Life Global Funding 5.25% 20124	15,300	15,685
New York Life Global Funding 4.65% 20134	8,720	9,090
New York Life Global Funding 2.45% 20164	1,500	1,546
PRICOA Global Funding I 5.30% 20134	2,500	2,648
Prudential Financial, Inc. 4.50% 2021	5,000	5,318
Prudential Holdings, LLC, Series C, 8.695% 20231,4	14,150	17,626
Berkshire Hathaway Inc. 2.20% 2016	16,500	17,105
Berkshire Hathaway Inc. 1.90% 2017	2,000	2,025
Berkshire Hathaway Inc. 3.75% 2021	4,000	4,138
QBE Capital Funding II LP 6.797% (undated)2,4	23,855	21,485
Principal Life Insurance Co. 5.30% 2013	18,150	18,965
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,758
Aviva PLC, junior subordinated 5.70% (undated)2	€12,610	14,110
UnumProvident Finance Co. PLC 6.85% 20154	$2,000	2,190
Unum Group 7.125% 2016	8,000	9,141
RSA Insurance Group PLC 9.375% 20392	£3,765	7,091
RSA Insurance Group PLC 8.50% (undated)2	2,429	4,108
Assicurazioni Generali SpA. 6.90% 20222	€8,255	11,010
Jackson National Life Global 5.375% 20134	$10,000	10,440
Lincoln National Corp. 5.65% 2012	10,000	10,185
Catlin Insurance Ltd., junior subordinated 7.249% (undated)2,4	5,405	4,986
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,815	3,822
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)2	$3,000	2,557
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)2	€1,250	1,525
Loews Corp. 6.00% 2035	$225	244
		522,174

Automobiles & components — 0.05%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,702

ENERGY — 3.81%
Kinder Morgan Energy Partners, LP 5.125% 2014	14,410	15,753
Kinder Morgan Energy Partners, LP 5.625% 2015	14,100	15,661
Kinder Morgan Energy Partners, LP 3.50% 2016	1,700	1,792
Kinder Morgan Energy Partners, LP 6.00% 2017	17,000	19,611
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,636
Kinder Morgan Energy Partners, LP 5.30% 2020	2,750	3,025
Kinder Morgan Energy Partners, LP 6.85% 2020	28,470	33,964
Kinder Morgan Energy Partners, LP 5.80% 2021	1,290	1,463
Kinder Morgan Energy Partners, LP 3.95% 2022	9,000	8,926
Kinder Morgan Energy Partners, LP 4.15% 2022	11,000	11,117
Kinder Morgan Energy Partners, LP 6.95% 2038	4,250	4,856
Kinder Morgan Energy Partners, LP 6.55% 2040	3,250	3,642
Kinder Morgan Energy Partners, LP 6.375% 2041	2,750	3,020
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	30,458
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,630
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,667
Enbridge Energy Partners, LP 4.20% 2021	30,335	31,662
Enbridge Energy Partners, LP, Series B, 7.50% 2038	13,950	17,928
Enbridge Energy Partners, LP 5.50% 2040	750	796
Enbridge Energy Partners, LP, junior subordinated 8.05% 20772	1,100	1,196
StatoilHydro ASA 2.90% 2014	15,360	16,187
StatoilHydro ASA 3.875% 2014	2,250	2,396
StatoilHydro ASA 1.80% 2016	1,800	1,828
Statoil ASA 3.125% 2017	26,500	28,455
StatoilHydro ASA 5.25% 2019	2,000	2,347
Statoil ASA 3.15% 2022	40,470	40,885
StatoilHydro ASA 4.25% 2041	500	498
Enterprise Products Operating LLC 5.65% 2013	17,850	18,646
Enterprise Products Operating LLC 5.20% 2020	9,425	10,541
Enterprise Products Operating LLC 5.25% 2020	2,000	2,236
Enterprise Products Operating LLC 4.05% 2022	23,605	24,484
Enterprise Products Operating LLC 4.85% 2042	17,500	16,726
Enterprise Products Operating LLC 5.70% 2042	2,750	2,975
Enterprise Products Operating LLC 7.00% 20672	600	603
BG Energy Capital PLC 2.50% 20154	7,200	7,436
BG Energy Capital PLC 2.875% 20164	24,450	25,316
BG Energy Capital PLC 4.00% 20214	35,825	37,419
BG Energy Capital PLC 5.125% 20414	2,250	2,417
Total Capital SA 3.00% 2015	17,000	17,662
Total Capital SA 3.125% 2015	2,600	2,724
Total Capital International 1.50% 2017	4,000	3,896
Total Capital SA 4.45% 2020	2,900	3,143
Total Capital International 2.875% 2022	41,725	40,077
Transocean Inc. 5.05% 2016	11,000	11,790
Transocean Inc. 6.375% 2021	38,370	43,236
Transocean Inc. 7.35% 2041	5,205	6,157
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,884
Anadarko Petroleum Corp. 6.375% 2017	21,750	25,868
Anadarko Petroleum Corp. 8.70% 2019	5,000	6,574
Anadarko Petroleum Corp. 6.20% 2040	1,750	1,984
Petrobras International Finance Co. 2.875% 2015	4,945	5,086
Petrobras International Finance Co. 3.50% 2017	2,500	2,568
Petrobras International 5.75% 2020	4,600	5,117
Petrobras International 5.375% 2021	19,320	20,892
Petrobras International 6.875% 2040	14,010	16,554
Petrobras International Finance Co. 6.75% 2041	500	581
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20171	11,700	14,397
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,560
Pemex Project Funding Master Trust 4.875% 20224	4,900	5,157
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	13,513
Pemex Project Funding Master Trust 6.50% 20414	4,275	4,831
Enbridge Inc. 5.80% 2014	9,200	10,047
Enbridge Inc. 4.90% 2015	3,250	3,528
Enbridge Inc. 5.60% 2017	21,450	24,528
Reliance Holdings Ltd. 4.50% 20204	6,350	6,132
Reliance Holdings Ltd. 5.40% 20224	21,075	20,997
Reliance Holdings Ltd. 6.25% 20404	10,750	9,810
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,608
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,566
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	12,832
Williams Partners L.P. 4.00% 2021	1,340	1,356
Gazprom OJSC 5.092% 20154	6,125	6,447
Gazprom OJSC 5.999% 20214	3,000	3,177
Gazprom OJSC 6.51% 20224	14,500	15,878
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,475
Gazprom OJSC 7.288% 20374	2,500	2,847
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,4	32,537	32,863
Woodside Finance Ltd. 4.60% 20214	29,875	31,119
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	29,860	31,098
Phillips 66 2.95% 20174	4,130	4,202
Phillips 66 4.30% 20224	6,740	6,867
Phillips 66 5.875% 20424	17,950	18,399
Energy Transfer Partners, L.P. 5.20% 2022	23,150	24,255
Energy Transfer Partners, L.P. 6.50% 2042	3,500	3,690
Shell International Finance BV 1.875% 2013	16,500	16,752
Shell International Finance BV 3.10% 2015	10,000	10,712
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,585	3,876
Ras Laffan Liquefied Natural Gas III 5.50% 20144	330	357
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,552	1,668
Ras Laffan Liquefied Natural Gas II 5.298% 20201,4	16,540	17,781
Ras Laffan Liquefied Natural Gas III 6.332% 20271	2,000	2,249
Petroplus Finance Ltd. 6.75% 20144	15,475	6,113
Petroplus Finance Ltd. 7.00% 20174	29,700	11,732
Petroplus Finance Ltd. 9.375% 20194,6	12,650	4,997
Southwestern Energy Co. 4.10% 20224	19,280	19,142
Chevron Corp. 4.95% 2019	13,917	16,459
Husky Energy Inc. 6.20% 2017	12,830	15,196
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,264
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,858
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	1,000	1,035
Cenovus Energy Inc. 4.50% 2014	3,000	3,241
Cenovus Energy Inc. 5.70% 2019	8,000	9,543
Spectra Energy Partners, LP 2.95% 2016	6,375	6,552
Spectra Energy Partners 4.60% 2021	2,185	2,268
Laredo Petroleum, Inc. 9.50% 2019	7,300	8,158
Korea National Oil Corp. 4.00% 20164	6,850	7,181
Dolphin Energy Ltd. 5.50% 20214	6,525	6,908
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,4	5,738	6,140
Canadian Natural Resources Ltd. 3.45% 2021	4,585	4,657
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,127
Energy Transfer Partners, LP 7.50% 2020	3,700	4,126
PETRONAS Capital Ltd. 7.00% 20124	2,250	2,272
Transportadora de Gas Internacional 5.70% 20224	1,250	1,281
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,254
Teekay Corp. 8.50% 2020	725	756
General Maritime Corp. 12.00% 20176	2,650	76
		1,268,901

CONSUMER DISCRETIONARY — 3.09%
Media — 1.67%
Comcast Corp. 6.30% 2017	13,410	16,194
Comcast Corp. 5.875% 2018	20,570	24,369
Comcast Corp. 5.15% 2020	7,500	8,640
Comcast Corp. 6.45% 2037	8,325	9,969
Comcast Corp. 6.95% 2037	12,020	15,226
Comcast Corp. 6.40% 2040	9,500	11,690
Time Warner Inc. 5.875% 2016	19,170	22,472
Time Warner Companies, Inc. 7.25% 2017	1,600	1,976
Time Warner Inc. 4.75% 2021	14,840	16,322
Time Warner Cable Inc. 4.00% 2022	3,820	3,974
Time Warner Companies, Inc. 7.57% 2024	12,340	15,630
Time Warner Inc. 6.20% 2040	9,450	10,714
Time Warner Cable Inc. 5.375% 2041	2,630	2,765
Time Warner Inc. 6.25% 2041	7,950	9,089
Time Warner Cable Inc. 6.20% 2013	9,700	10,349
Time Warner Cable Inc. 7.50% 2014	15,675	17,650
Time Warner Cable Inc. 6.75% 2018	15,650	19,115
Time Warner Cable Inc. 8.25% 2019	7,215	9,238
Time Warner Cable Inc. 4.00% 2021	10,280	10,549
Time Warner Cable Inc. 6.75% 2039	6,800	8,112
NBCUniversal Media, LLC 2.10% 2014	12,000	12,260
NBCUniversal Media, LLC 2.875% 2016	17,000	17,680
NBCUniversal Media, LLC 5.15% 2020	7,000	7,933
NBCUniversal Media, LLC 4.375% 2021	18,250	19,578
NBCUniversal Media, LLC 6.40% 2040	4,600	5,535
News America Holdings Inc. 8.00% 2016	1,000	1,229
News America Inc. 6.90% 2019	12,750	15,522
News America Inc. 4.50% 2021	5,250	5,606
News America Inc. 6.15% 2037	300	336
News America Inc. 6.65% 2037	21,300	24,841
News America Inc. 6.15% 2041	9,685	11,101
Thomson Reuters Corp. 6.50% 2018	29,355	36,328
Cox Communications, Inc. 7.125% 2012	7,000	7,227
Cox Communications, Inc. 5.45% 2014	17,045	18,958
Cox Communications, Inc. 9.375% 20194	7,225	9,690
Walt Disney Co. 0.875% 2014	25,500	25,630
Univision Communications Inc., Term Loan B, 4.491% 20171,2,5	18,151	16,863
Univision Communications Inc. 8.50% 20214	2,240	2,229
Virgin Media Finance PLC 8.375% 20194	8,050	9,056
Virgin Media Secured Finance PLC 5.25% 2021	2,650	2,853
Virgin Media Secured Finance PLC 5.50% 2021	£3,000	5,062
WPP Finance 2010 4.75% 20214	$15,540	16,276
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	9,821
Nara Cable Funding Ltd. 8.875% 2018	€7,170	8,893
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	$6,500	7,158
Grupo Televisa, SAB 6.625% 2040	5,200	5,907
DISH DBS Corp 6.75% 2021	4,075	4,411
Warner Music Group 9.50% 20164	2,800	3,066
UPC Germany GmbH 9.625% 2019	€1,250	1,830
Radio One, Inc., Term Loan B, 7.50% 20161,2,5	$616	613
		557,535

Retailing — 0.59%
Macy’s Retail Holdings, Inc. 7.875% 20152	21,050	24,787
Federated Department Stores, Inc. 7.45% 2017	1,880	2,284
Macy’s Retail Holdings, Inc. 3.875% 2022	30	30
Federated Department Stores, Inc. 6.90% 2029	5,038	5,878
Macy’s Retail Holdings, Inc. 5.125% 2042	4,000	3,931
Staples, Inc. 9.75% 2014	29,627	33,674
Nordstrom, Inc. 6.75% 2014	18,975	21,383
Michaels Stores, Inc. 13.00% 2016	7,235	7,651
Michaels Stores, Inc. 7.75% 2018	8,500	9,095
Neiman Marcus Group, Inc. 10.375% 2015	2,000	2,093
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,5	12,335	12,338
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,5	4,285	4,299
Toys “R” Us Property Co. II, LLC 8.50% 2017	8,275	8,678
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	715
J.C. Penney Co., Inc. 5.75% 2018	6,013	6,186
J.C. Penney Co., Inc. 5.65% 2020	3,000	2,947
Home Depot, Inc. 4.40% 2021	7,500	8,418
Marks and Spencer Group PLC 6.25% 20174	1,135	1,248
Marks and Spencer Group PLC 7.125% 20374	5,856	6,057
Academy, Ltd. 9.25% 20194	7,000	7,219
Limited Brands, Inc. 7.00% 2020	1,520	1,702
Limited Brands, Inc. 6.625% 2021	4,480	4,878
Bon-Ton Department Stores, Inc. 10.25% 2014	7,000	6,143
PETCO Animal Supplies, Inc. 9.25% 20184	4,625	5,099
Needle Merger Sub Corp. 8.125% 20194	3,855	3,894
Sally Holdings LLC and Sally Capital Inc. 6.875% 20194	2,625	2,809
Target Corp. 0.735% 20142	2,000	2,007
Lowe’s Companies, Inc. 3.80% 2021	1,000	1,063
		196,506

Consumer services — 0.49%
MGM Resorts International 6.75% 2012	3,935	4,021
MGM Resorts International 6.75% 2013	5,825	6,036
MGM Resorts International 13.00% 2013	2,875	3,346
MGM Resorts International 5.875% 2014	34,190	35,387
MGM Resorts International 6.625% 2015	2,600	2,685
Boyd Gaming Corp. 6.75% 2014	10,830	10,898
Boyd Gaming Corp. 7.125% 2016	10,285	9,976
Boyd Gaming Corp. 9.125% 2018	3,920	4,101
Revel Entertainment, Term Loan B, 9.00% 20171,2,5	18,500	18,332
Seminole Tribe of Florida 5.798% 20131,4	4,375	4,401
Seminole Tribe of Florida 7.804% 20201,4	7,745	7,622
Marriott International, Inc., Series I, 6.375% 2017	9,750	11,398
Mohegan Tribal Gaming Authority 10.50% 20164	6,375	5,562
Mohegan Tribal Gaming Authority 11.00% 20182,4,7	6,750	4,995
NCL Corp. Ltd. 11.75% 2016	3,000	3,488
NCL Corp. Ltd. 9.50% 2018	2,525	2,733
NCL Corp. Ltd. 9.50% 20184	850	920
Royal Caribbean Cruises Ltd. 11.875% 2015	5,150	6,283
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20126	7,525	6,246
Burger King Corp 0%/11.00% 20194,8	8,075	5,824
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	2,900	3,201
Seneca Gaming Corp. 8.25% 20184	2,775	2,851
Marina District Finance Co., Inc. 9.50% 2015	2,000	1,835
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,850	1,785
		163,926

Automobiles & components — 0.30%
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	18,274
Daimler Finance NA LLC 2.625% 20164	21,550	22,258
Daimler Finance NA LLC 3.00% 20164	4,000	4,168
DaimlerChrysler North America Holding Corp. 8.50% 2031	9,000	13,107
Volkswagen International Finance NV 1.191% 20142,4	13,000	12,967
Volkswagen International Finance NV 2.875% 20164	3,000	3,091
Volkswagen International Finance NV 4.00% 20204	11,650	12,244
Allison Transmission Holdings, Inc. 11.00% 20154	7,040	7,445
Tower Automotive Holdings 10.625% 20174	2,622	2,858
Dynacast International Ltd. 9.25% 20194	2,325	2,441
		98,853

Consumer durables & apparel — 0.04%
Mattel, Inc. 2.50% 2016	5,000	5,119
Hanesbrands Inc. 8.00% 2016	3,100	3,426
Jarden Corp. 8.00% 2016	3,020	3,280
		11,825

INDUSTRIALS — 2.92%
Capital goods — 1.58%
General Electric Capital Corp., Series A, 2.25% 2015	19,500	20,058
General Electric Capital Corp. 2.95% 2016	2,790	2,913
General Electric Capital Corp. 3.35% 2016	21,500	22,827
General Electric Capital Corp. 2.90% 2017	16,970	17,620
General Electric Corp. 5.25% 2017	6,235	7,218
General Electric Capital Corp., Series A, 5.625% 2018	4,000	4,641
General Electric Capital Corp., Series A, 6.00% 2019	26,050	30,457
General Electric Capital Corp. 4.375% 2020	6,900	7,277
General Electric Capital Corp. 4.65% 2021	26,500	28,248
Volvo Treasury AB 5.95% 20154	58,853	63,086
Volvo Treasury AB 5.00% 2017	€3,115	4,651
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20121,2,3,5	$5,933	5,933
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20141,2,5	4,715	3,514
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20141,2,5	47,453	35,370
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,5	2,344	1,758
Hawker Beechcraft Acquisition Co., LLC 8.875% 20157	1,568	220
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,185	22
Ply Gem Industries, Inc. 13.125% 2014	7,055	7,161
Ply Gem Industries, Inc. 8.25% 2018	25,245	25,529
Northrop Grumman Corp. 3.70% 2014	9,500	9,985
Northrop Grumman Corp. 5.05% 2019	17,180	19,159
JELD-WEN Escrow Corp. 12.25% 20174	25,000	28,187
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	24,100	23,558
US Investigations Services, Inc., Term Loan B, 2.992% 20151,2,5	527	506
US Investigations Services, Inc., Term Loan D, 7.75% 20151,2,5	4,986	5,000
US Investigations Services, Inc. 10.50% 20154	7,200	6,876
US Investigations Services, Inc. 11.75% 20164	6,610	6,296
Nortek Inc. 10.00% 2018	8,000	8,520
Nortek Inc. 8.50% 2021	8,425	8,383
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.56% 20141,2,5	813	806
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.56% 20141,2,5	775	769
DAE Aviation Holdings, Inc. 11.25% 20154	13,605	14,251
BAE Systems Holdings Inc. 4.95% 20144	13,505	14,223
Raytheon Co. 6.75% 2018	4,030	4,903
Raytheon Co. 4.40% 2020	7,895	8,723
Euramax International, Inc. 9.50% 2016	13,010	11,969
Honeywell International Inc. 5.00% 2019	8,725	10,219
United Technologies Corp. 4.50% 2020	8,430	9,638
Hutchison Whampoa International Ltd. 6.50% 20134	7,200	7,494
Esterline Technologies Corp. 6.625% 2017	2,495	2,595
Esterline Technologies Corp. 7.00% 2020	3,475	3,857
Danaher Corp. 2.30% 2016	1,065	1,104
Danaher Corp. 3.90% 2021	4,000	4,381
Atlas Copco AB 5.60% 20174	4,525	5,208
Ashtead Capital, Inc. 9.00% 20164	4,950	5,191
Odebrecht Finance Ltd 7.00% 2020	2,350	2,632
Odebrecht Finance Ltd 6.00% 20234	500	522
BE Aerospace, Inc. 5.25% 2022	2,940	2,977
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,081
Eaton Corp. 0.804% 20142	2,000	2,006
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	212
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,778
H&E Equipment Services, Inc. 8.375% 2016	1,850	1,915
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	325	336
		524,763

Transportation — 1.24%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20161	7,886	7,990
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20171	60	61
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	726	727
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	102	103
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	12,533	13,218
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	17,369	18,649
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20191	339	344
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	11,313	12,183
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20201	6,072	6,087
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20211	262	286
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,4	799	787
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	1,427	1,450
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	10,892	11,546
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20221	3,854	3,941
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	12,641	13,890
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	10,339	11,566
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20221	996	1,011
Union Pacific Corp. 5.125% 2014	8,430	9,089
Union Pacific Corp. 5.75% 2017	12,250	14,533
Union Pacific Corp. 4.00% 2021	14,000	14,868
Union Pacific Corp. 4.163% 2022	7,437	8,049
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20221	6,078	6,925
Union Pacific Corp. 6.15% 2037	10,930	13,088
Northwest Airlines, Inc., Term Loan B, 3.97% 20131,2,5	1,481	1,485
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20141	5,040	5,090
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,5	54,362	51,372
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20241	87	92
CEVA Group PLC 11.625% 20164	5,715	6,086
CEVA Group PLC 8.375% 20174	5,925	5,895
CEVA Group PLC 11.50% 20184	5,305	5,278
CEVA Group PLC 12.75% 20204	27,000	25,650
Norfolk Southern Corp. 5.75% 2016	5,740	6,644
Norfolk Southern Corp. 5.75% 2018	5,000	5,914
Norfolk Southern Corp. 5.90% 2019	9,250	11,075
Norfolk Southern Corp. 3.25% 2021	2,000	2,016
Norfolk Southern Corp. 3.00% 2022	15,250	15,019
Norfolk Southern Corp. 4.837% 20414	1,118	1,153
Burlington Northern Santa Fe LLC 7.00% 2014	1,875	2,083
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,559
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,741
Burlington Northern Santa Fe, LLC 3.60% 2020	7,500	7,805
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,849
Burlington Northern Santa Fe LLC 6.15% 2037	2,500	2,994
Burlington Northern Santa Fe, LLC 5.05% 2041	500	522
Canadian National Railway Co. 1.45% 2016	6,090	6,062
Canadian National Railway Co. 5.55% 2018	2,250	2,674
Canadian National Railway Co. 2.85% 2021	10,000	9,976
CSX Corp. 5.75% 2013	8,385	8,767
CSX Corp. 7.375% 2019	7,500	9,433
AMR Corp. 9.00% 20126	1,300	579
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20191	235	96
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20231	10,500	11,110
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	3,350	3,032
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,425	4,679
Navios Logistics Finance (US) Inc., 9.25% 2019	375	330
CMA CGM 8.50% 20174	2,025	1,283
RailAmerica, Inc. 9.25% 2017	373	395
		413,129

Commercial & professional services — 0.10%
ARAMARK Corp. 4.047% 20152	3,450	3,441
ARAMARK Corp. 8.50% 2015	9,450	9,698
Republic Services, Inc. 3.80% 2018	2,000	2,150
Republic Services, Inc. 5.00% 2020	5,000	5,607
Republic Services, Inc. 5.70% 2041	2,000	2,284
Waste Management, Inc. 2.60% 2016	3,330	3,415
Waste Management, Inc. 4.60% 2021	5,455	5,999
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	245
		32,839

HEALTH CARE — 2.71%
Pharmaceuticals, biotechnology & life sciences — 1.54%
Roche Holdings Inc. 5.00% 20144	6,685	7,207
Roche Holdings Inc. 6.00% 20194	46,020	56,211
Roche Holdings Inc. 7.00% 20394	18,060	24,734
Gilead Sciences, Inc. 2.40% 2014	7,215	7,468
Gilead Sciences, Inc. 3.05% 2016	15,695	16,437
Gilead Sciences, Inc. 4.40% 2021	28,220	29,667
Gilead Sciences, Inc. 5.65% 2041	7,955	8,503
Novartis Capital Corp. 1.90% 2013	15,000	15,236
Novartis Capital Corp. 4.125% 2014	11,025	11,748
Novartis Securities Investment Ltd. 5.125% 2019	27,530	32,284
Biogen Idec Inc. 6.00% 2013	30,050	31,402
Biogen Idec Inc. 6.875% 2018	17,000	20,746
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,998
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,134
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	9,386
Amgen Inc. 2.50% 2016	27,200	27,976
Amgen Inc. 3.875% 2021	2,000	2,051
Amgen Inc. 5.15% 2041	10,000	10,046
Pfizer Inc 5.35% 2015	125	141
Pfizer Inc 6.20% 2019	30,890	38,701
inVentiv Health Inc. 10.00% 20184	19,040	17,326
inVentiv Health Inc. 10.00% 20184	7,370	6,670
Schering-Plough Corp. 5.30% 20132	6,000	6,479
Schering-Plough Corp. 5.375% 2014	€6,395	9,402
Schering-Plough Corp. 6.00% 2017	$5,300	6,542
Quintiles, Term Loan B, 5.00% 20181,2,5	15,408	15,463
Alkermes, Inc., Term Loan B, 6.75% 20171,2,5	9,022	9,214
Alkermes, Inc., Term Loan B, 9.50% 20181,2,5	3,555	3,697
AstraZeneca PLC 5.40% 2012	12,000	12,269
Sanofi 0.783% 20142	10,000	10,058
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	7,140	7,899
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,750	1,936
Patheon Inc. 8.625% 20174	6,507	5,629
Grifols Inc. 8.25% 2018	5,065	5,508
Johnson & Johnson 0.593% 20142	5,000	5,029
		512,197

Health care equipment & services — 1.17%
Express Scripts Inc. 5.25% 2012	6,320	6,374
Express Scripts Inc. 2.75% 20144	16,000	16,448
Express Scripts Inc. 6.25% 2014	27,133	29,841
Express Scripts Inc. 3.125% 2016	18,427	19,203
Express Scripts Inc. 3.50% 20164	3,000	3,136
Express Scripts Inc. 2.65% 20174	15,000	15,183
Express Scripts Inc. 4.75% 20214	13,500	14,470
Express Scripts Inc. 3.90% 20224	12,000	12,149
Express Scripts Inc. 6.125% 20414	5,500	6,139
UnitedHealth Group Inc. 6.00% 2017	21,892	26,335
UnitedHealth Group Inc. 5.70% 2040	1,250	1,452
UnitedHealth Group Inc. 4.625% 2041	5,000	5,005
PTS Acquisition Corp. 9.50% 20157	18,716	19,324
PTS Acquisition Corp. 9.75% 2017	€8,775	11,762
Cardinal Health, Inc. 5.50% 2013	$4,035	4,251
Cardinal Health, Inc. 4.00% 2015	6,490	6,988
Cardinal Health, Inc. 4.625% 2020	6,020	6,643
Allegiance Corp. 7.00% 2026	9,635	11,481
Kinetic Concepts, Inc. 10.50% 20184	19,650	20,608
Kinetic Concepts, Inc. 12.50% 20194	9,000	8,550
VWR Funding, Inc., Series B, 10.25% 20157	21,784	22,655
Tenet Healthcare Corp. 7.375% 2013	3,195	3,291
Tenet Healthcare Corp. 9.25% 2015	11,600	12,934
Multiplan Inc. 9.875% 20184	12,880	13,975
Symbion Inc. 8.00% 2016	12,850	12,786
Boston Scientific Corp. 6.00% 2020	10,900	12,527
Coventry Health Care, Inc. 6.30% 2014	11,395	12,505
DENTSPLY International Inc. 2.003% 20132	5,000	5,036
DENTSPLY International Inc. 2.75% 2016	5,620	5,654
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,608
Rotech Healthcare Inc. 10.50% 2018	12,400	8,246
Merge Healthcare Inc 11.75% 2015	5,250	5,696
Surgical Care Affiliates, Inc. 8.875% 20152,4,7	3,927	3,986
Surgical Care Affiliates, Inc. 10.00% 20174	925	929
Bausch & Lomb Inc. 9.875% 2015	4,625	4,891
Centene Corp. 5.75% 2017	3,760	3,906
McKesson Corp. 3.25% 2016	1,580	1,694
McKesson Corp. 6.00% 2041	1,045	1,299
Vanguard Health Systems Inc. 0% 2016	999	664
		388,624

TELECOMMUNICATION SERVICES — 2.34%
Telecom Italia Capital SA 4.95% 2014	447	462
Telecom Italia Capital SA 6.175% 2014	403	425
Telecom Italia Capital SA 5.25% 2015	34,694	35,908
Telecom Italia Capital SA 6.999% 2018	30,521	32,657
Telecom Italia Capital SA 7.175% 2019	14,600	15,622
Telecom Italia Capital SA 6.375% 2033	3,820	3,457
Telecom Italia SpA 7.75% 2033	€4,935	6,944
Telecom Italia Capital SA 6.00% 2034	$1,955	1,730
Telecom Italia Capital SA 7.20% 2036	9,345	9,111
Telecom Italia Capital SA 7.721% 2038	2,718	2,664
AT&T Inc. 4.95% 2013	17,200	17,787
AT&T Inc. 0.875% 2015	10,000	9,948
SBC Communications Inc. 5.625% 2016	22,575	26,197
AT&T Inc. 1.60% 2017	18,055	17,969
AT&T Inc. 3.875% 2021	8,000	8,475
AT&T Inc. 5.35% 2040	13,425	14,283
AT&T Inc. 5.55% 2041	965	1,070
ALLTEL Corp. 7.00% 2012	12,485	12,681
Verizon Communications Inc. 3.00% 2016	24,000	25,407
Verizon Communications Inc. 8.50% 2018	8,000	10,996
Verizon Communications Inc. 8.75% 2018	26,000	35,320
Verizon Communications Inc. 4.75% 2041	7,250	7,343
Nextel Communications, Inc., Series E, 6.875% 2013	850	854
Nextel Communications, Inc., Series F, 5.95% 2014	29,570	29,718
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	18,527
Sprint Nextel Corp. 8.375% 2017	2,500	2,425
Sprint Nextel Corp. 9.125% 20174	9,250	9,227
Sprint Nextel Corp. 11.50% 20214	9,550	10,290
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,405
Deutsche Telekom International Finance BV 3.125% 20164	12,175	12,558
Deutsche Telekom International Finance BV 2.25% 20174	5,500	5,449
Deutsche Telekom International Finance BV 8.75% 20302	2,000	2,750
Deutsche Telekom International Finance BV 9.25% 2032	14,444	21,295
Deutsche Telekom International Finance BV 4.875% 20424	2,000	1,891
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	26,195	25,933
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	24,450	24,205
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20164	1,925	2,117
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	2,735	2,441
France Télécom 4.375% 2014	13,930	14,882
France Télécom 2.125% 2015	25,801	26,314
France Télécom 4.125% 2021	3,000	3,128
Cricket Communications, Inc. 10.00% 2015	27,685	29,277
Cricket Communications, Inc. 7.75% 2016	$8,800	$9,328
Wind Acquisition SA 11.75% 20174	26,612	26,346
Wind Acquisition SA 7.25% 20184	9,275	8,765
Koninklijke KPN NV 8.375% 2030	25,245	32,427
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,443
Telefónica Emisiones, SAU 6.421% 2016	2,000	2,134
Telefónica Emisiones, SAU 5.134% 2020	5,529	5,295
Telefónica Emisiones, SAU 5.462% 2021	7,887	7,678
Telefónica Europe BV 8.25% 2030	1,675	1,828
Telefónica Emisiones, SAU 7.045% 2036	84	83
Digicel Group Ltd. 12.00% 20144	5,000	5,600
Digicel Group Ltd. 8.875% 20154	25,040	25,603
Vodafone Group PLC, Term Loan B, 6.875% 20151,5,7	5,095	5,146
Vodafone Group PLC, Term Loan B, 6.25% 20161,3,5,7	5,491	5,533
Vodafone Group PLC 5.45% 2019	12,500	14,759
Frontier Communications Corp. 8.25% 2017	14,620	15,790
Frontier Communications Corp. 8.125% 2018	1,500	1,594
Frontier Communications Corp. 8.50% 2020	2,950	3,120
Frontier Communications Corp. 8.75% 2022	1,275	1,351
América Móvil, SAB de CV 2.375% 2016	3,000	3,051
América Móvil, SAB de CV 5.00% 2020	6,700	7,481
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,063
LightSquared, Term Loan B, 12.00% 20141,5,7	$18,669	8,499
Trilogy International Partners, LLC, 10.25% 20164	8,600	7,547
Crown Castle International Corp. 9.00% 2015	2,550	2,818
Crown Castle International Corp. 7.75% 20174	300	328
Level 3 Communications, Inc. 11.875% 2019	1,000	1,145
SBA Telecommunications, Inc. 8.00% 2016	725	783
Syniverse Holdings, Inc. 9.125% 2019	500	554
		778,234

UTILITIES — 2.31%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	23,064
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	60,142
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,388
MidAmerican Energy Co. 4.65% 2014	5,000	5,454
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	242
MidAmerican Energy Co. 5.95% 2017	3,000	3,566
MidAmerican Energy Co. 5.30% 2018	5,000	5,844
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	44,359
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,254
Consumers Energy Co. 5.65% 2018	6,925	8,193
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	36,427	43,902
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,377
Niagara Mohawk Power 3.553% 20144	14,850	15,740
National Grid PLC 6.30% 2016	37,605	43,424
National Grid Co. PLC 5.875% 2024	£170	320
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	$6,500	7,631
Public Service Co. of Colorado 5.80% 2018	9,606	11,510
Public Service Co. of Colorado 5.125% 2019	4,950	5,745
Public Service Co. of Colorado 3.20% 2020	14,945	15,518
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,279
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,887
CenterPoint Energy Resources Corp. 4.50% 2021	40,910	43,665
Energy East Corp. 6.75% 2012	7,155	7,221
Iberdrola Finance Ireland 3.80% 20144	17,515	17,984
Scottish Power PLC 5.375% 2015	15,000	16,248
Veolia Environnement 6.00% 2018	11,445	12,781
Veolia Environnement 6.125% 2033	€12,275	18,891
Ohio Edison Co. 6.40% 2016	$6,260	$7,176
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,002
Toledo Edison Co. 7.25% 2020	5,025	6,221
Teco Finance, Inc. 6.75% 2015	15,546	17,245
Teco Finance, Inc. 4.00% 2016	3,303	3,513
Teco Finance, Inc. 6.572% 2017	4,163	4,874
Teco Finance, Inc. 5.15% 2020	2,922	3,233
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,537
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	4,550	5,119
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,145
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	13,175	16,287
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	70	88
TXU, Term Loan, 4.743% 20171,2,5	32,068	17,898
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	11,560	7,601
E.ON International Finance BV 5.80% 20184	20,500	23,915
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	12,000	13,380
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,010
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	3,055	3,269
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20364	2,000	2,087
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,566
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,154
Virginia Electric and Power Co. 2.95% 2022	8,000	7,934
AES Corp. 7.75% 2015	6,575	7,364
AES Corp. 8.00% 2020	8,350	9,623
Entergy Corp. 4.70% 2017	14,900	15,532
Ohio Power Co., Series H, 4.85% 2014	5,965	6,290
Ohio Power Co., Series M, 5.375% 2021	2,950	3,389
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,412
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,552
Midwest Generation, LLC, Series B, 8.56% 20161	9,316	8,897
CEZ, a s 4.25% 20224	8,480	8,463
SP PowerAssets Ltd. 5.00% 20134	8,000	8,431
Enel Finance International SA 3.875% 20144	7,485	7,559
PG&E Corp. 5.75% 2014	2,000	2,180
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,301
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	6,470	6,384
Israel Electric Corp. Ltd. 8.10% 20964	6,250	5,866
PSEG Power LLC 2.75% 2016	3,140	3,173
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,594
Colbun SA 6.00% 20204	5,400	5,763
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20281	4,958	5,573
Electricité de France SA 5.50% 20144	3,000	3,219
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,018
Progress Energy, Inc. 6.05% 2014	2,100	2,304
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,4	1,858	1,987
		767,757

CONSUMER STAPLES — 2.08%
Food, beverage & tobacco — 1.34%
Anheuser-Busch InBev NV 2.50% 2013	3,000	3,055
Anheuser-Busch InBev NV 0.927% 20142	8,710	8,729
Anheuser-Busch InBev NV 3.625% 2015	25,250	27,121
Anheuser-Busch InBev NV 4.125% 2015	36,375	39,441
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,370
Anheuser-Busch InBev NV 6.875% 2019	$6,740	8,602
Anheuser-Busch InBev NV 7.75% 2019	16,250	21,223
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,884
Anheuser-Busch InBev NV 6.375% 2040	2,500	3,317
SABMiller Holdings Inc. 1.85% 20154	3,000	3,042
SABMiller Holdings Inc. 2.45% 20174	47,360	47,997
SABMiller Holdings Inc. 3.75% 20224	14,000	14,266
SABMiller Holdings Inc. 4.95% 20424	5,000	5,183
Coca-Cola Co. 1.50% 2015	21,970	22,453
Coca-Cola Co. 1.80% 2016	22,815	23,297
Coca-Cola Co. 3.15% 2020	9,190	9,615
Pernod Ricard SA 2.95% 20174	16,500	16,682
Pernod Ricard SA 4.45% 20224	20,500	20,827
Pernod Ricard SA 5.50% 20424	4,000	4,024
Altria Group, Inc. 9.25% 2019	13,000	17,501
Altria Group, Inc. 4.75% 2021	4,000	4,306
Altria Group, Inc. 9.95% 2038	6,350	9,663
Altria Group, Inc. 10.20% 2039	4,000	6,205
PepsiCo, Inc. 3.10% 2015	17,000	18,106
PepsiCo, Inc. 2.50% 2016	7,500	7,848
PepsiCo, Inc. 4.00% 2042	1,500	1,422
Kraft Foods Inc. 2.625% 2013	3,830	3,905
Kraft Foods Inc. 6.125% 2018	6,000	7,207
Kraft Foods Inc. 5.375% 2020	6,500	7,524
Kraft Foods Inc. 6.50% 2040	6,000	7,387
Philip Morris International Inc. 1.625% 2017	7,000	6,974
Philip Morris International Inc. 2.90% 2021	12,200	12,050
Philip Morris International Inc. 4.375% 2041	4,000	3,894
British American Tobacco International Finance PLC 9.50% 20184	13,000	17,751
Fortune Brands, Inc. 6.375% 2014	6,467	7,115
Del Monte Corp. 7.625% 2019	4,000	4,000
BFF International Ltd. 7.25% 20204	2,500	2,829
CEDC Finance Corp. 9.125% 20164	3,500	2,678
General Mills, Inc. 0.848% 20142	2,000	2,005
Smithfield Foods, Inc., Series B, 7.75% 2013	81	86
Smithfield Foods, Inc. 10.00% 2014	1,321	1,552
Constellation Brands, Inc. 8.375% 2014	550	624
Constellation Brands, Inc. 7.25% 2017	750	853
Tyson Foods, Inc. 10.50% 2014	700	816
Tyson Foods, Inc. 6.85% 20162	500	570
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,304
Cott Beverages Inc. 8.375% 2017	1,000	1,086
		446,389

Food & staples retailing — 0.73%
Kroger Co. 5.00% 2013	18,000	18,763
Kroger Co. 7.50% 2014	11,343	12,650
Kroger Co. 3.90% 2015	10,000	10,895
Kroger Co. 6.40% 2017	29,450	35,539
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,264
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,240
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,511
Wal-Mart Stores, Inc. 3.625% 2020	5,128	5,517
Rite Aid Corp. 9.75% 2016	23,550	26,199
Rite Aid Corp. 10.25% 2019	6,040	6,984
Rite Aid Corp. 8.00% 2020	3,075	3,555
Delhaize Group 5.875% 2014	3,850	4,141
Delhaize Group 6.50% 2017	16,205	18,744
Delhaize Group 5.70% 2040	2,465	2,280
Safeway Inc. 5.00% 2019	16,000	17,013
Safeway Inc. 3.95% 2020	4,171	4,142
Tesco PLC 5.50% 20174	12,559	14,555
SUPERVALU INC. 7.50% 2012	365	368
Albertson’s, Inc. 7.25% 2013	2,025	2,126
SUPERVALU INC. 7.50% 2014	1,830	1,867
SUPERVALU INC. 8.00% 2016	4,200	4,421
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	7,625	8,178
Stater Bros. Holdings Inc. 7.75% 2015	3,650	3,746
Stater Bros. Holdings Inc. 7.375% 2018	1,100	1,198
Ingles Markets, Inc. 8.875% 2017	2,550	2,773
		243,669

Household & personal products — 0.01%
Procter & Gamble Co. 3.50% 2015	150	161
Procter & Gamble Co. 1.45% 2016	2,645	2,673
		2,834

MATERIALS — 1.52%
ArcelorMittal 5.375% 2013	6,500	6,748
ArcelorMittal 3.75% 2015	24,000	24,398
ArcelorMittal 4.50% 2017	29,065	29,175
ArcelorMittal 9.85% 2019	4,000	4,818
ArcelorMittal 5.50% 2021	20,315	19,966
ArcelorMittal 6.25% 2022	875	886
ArcelorMittal 7.00% 2039	1,000	956
ArcelorMittal 6.75% 2041	9,500	8,907
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,799
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,806
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	15,196
Rio Tinto Finance (USA) Ltd. 9.00% 2019	12,670	17,138
Rio Tinto Finance (USA) PLC 3.50% 2022	2,000	2,007
International Paper Co. 7.40% 2014	26,750	29,896
International Paper Co. 7.95% 2018	8,300	10,440
International Paper Co. 4.75% 2022	1,500	1,583
Xstrata Canada Financial Corp. 2.85% 20144	7,000	7,131
Xstrata Canada Financial Corp. 3.60% 20174	13,000	13,431
Xstrata Canada Financial Corp. 4.95% 20214	15,750	16,526
Dow Chemical Co. 7.60% 2014	21,250	24,072
Dow Chemical Co. 5.70% 2018	3,500	4,056
Dow Chemical Co. 4.25% 2020	3,000	3,149
Dow Chemical Co. 4.125% 2021	5,000	5,152
Reynolds Group 8.75% 20164	11,710	12,442
Reynolds Group 9.25% 20184	1,310	1,313
Reynolds Group 7.875% 20194	2,605	2,813
Reynolds Group 9.875% 20194	5,680	5,815
Reynolds Group 9.875% 20194	5,560	5,692
Newcrest Finance Pty Ltd. 4.45% 20214	23,285	23,560
Newcrest Finance Pty Ltd. 5.75% 20414	4,000	3,933
Cliffs Natural Resources Inc. 4.875% 2021	19,870	20,612
Cliffs Natural Resources Inc. 6.25% 2040	3,625	3,852
Teck Resources Ltd. 3.15% 2017	2,055	2,115
Teck Resources Ltd. 4.75% 2022	13,360	14,166
Teck Resources Ltd. 6.25% 2041	6,750	7,327
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,624
BHP Billiton Finance (USA) Ltd. 1.00% 2015	5,000	4,998
BHP Billiton Finance (USA) Ltd. 1.625% 2017	8,000	7,967
Georgia Gulf Corp. 9.00% 20174	15,825	17,645
POSCO 4.25% 20204	15,000	14,780
CEMEX Finance LLC 9.50% 2016	5,925	5,940
CEMEX Finance LLC 9.50% 20164	5,200	5,214
CEMEX SA 9.25% 20204	1,126	1,044
Ecolab Inc. 3.00% 2016	7,820	8,138
Ecolab Inc. 4.35% 2021	1,000	1,062
Ecolab Inc. 5.50% 2041	1,250	1,356
Newpage Corp. 11.375% 2014	11,460	7,736
MacDermid 9.50% 20174	5,870	6,119
Ball Corp. 7.125% 2016	1,270	1,391
Ball Corp. 5.75% 2021	1,850	1,975
Ball Corp. 5.00% 2022	1,405	1,410
Taminco Global Chemical Corp. 9.75% 20204	4,500	4,703
OMNOVA Solutions Inc. 7.875% 2018	4,500	4,331
Packaging Dynamics Corp. 8.75% 20164	3,430	3,619
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,328
Sappi Papier Holding GmbH 6.625% 2018	€165	211
Sappi Papier Holding GmbH 6.625% 20214	$3,265	3,069
Georgia-Pacific Corp. 5.40% 20204	2,775	3,102
Barrick Gold Corp. 3.85% 20224	3,000	2,994
Ardagh Packaging Finance 7.375% 2017	€1,100	1,562
Ardagh Packaging Finance 7.375% 20174	$200	216
Ardagh Packaging Finance 11.125% 20182,4,7	1,166	1,109
Yara International ASA 7.875% 20194	2,175	2,689
Arbermarle Corp. 5.10% 2015	2,156	2,384
Airgas, Inc. 7.125% 2018	2,000	2,194
ICI Wilmington, Inc. 5.625% 2013	2,000	2,122
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,332
Graphic Packaging International, Inc. 7.875% 2018	700	779
E.I. du Pont de Nemours and Co. 0.894% 20142	1,000	1,008
E.I. du Pont de Nemours and Co. 5.25% 2016	500	585
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,507
Praxair, Inc. 4.375% 2014	200	214
Praxair, Inc. 4.625% 2015	500	555
Lyondell Chemical Co. 8.00% 2017	200	226
		506,114

INFORMATION TECHNOLOGY — 0.83%
Software & services — 0.48%
First Data Corp. 9.875% 2015	3,372	3,389
First Data Corp. 9.875% 2015	874	883
First Data Corp. 10.55% 20157	4,371	4,458
First Data Corp. 11.25% 2016	41,625	37,879
First Data Corp., Term Loan D, 5.242% 20171,2,5	3,022	2,898
First Data Corp. 8.25% 20214	2,843	2,793
First Data Corp. 12.625% 2021	6,545	6,594
First Data Corp. 8.75% 20222,4,7	15,662	15,192
International Business Machines Corp. 1.95% 2016	15,905	16,335
International Business Machines Corp. 2.00% 2016	28,500	29,279
International Business Machines Corp. 5.60% 2039	2,750	3,366
SRA International, Inc., Term Loan B, 6.50% 20181,2,5	12,207	12,191
Sterling Merger Inc. 11.00% 20194	12,080	12,805
Blackboard Inc., Term Loan B, 7.50% 20181,2,5	9,925	9,893
SunGard Data Systems Inc. 7.375% 2018	765	817
SunGard Data Systems Inc. 7.625% 2020	636	682
		159,454

Technology hardware & equipment — 0.20%
Cisco Systems, Inc. 0.724% 20142	14,000	14,080
Cisco Systems, Inc. 2.90% 2014	10,125	10,727
Cisco Systems, Inc. 4.45% 2020	5,000	5,682
Xerox Corp. 6.40% 2016	768	876
Xerox Corp. 2.95% 2017	14,435	14,600
Xerox Corp. 6.75% 2017	360	417
Hewlett-Packard Co. 0.891% 20142	7,000	6,923
Hewlett-Packard Co. 2.625% 2014	,000	4,130
Jabil Circuit, Inc. 8.25% 2018	5,850	6,830
Sanmina-SCI Corp. 8.125% 2016	1,600	1,650
Hughes Satellite Systems Corp. 7.625% 2021	575	620
		66,535

Semiconductors & semiconductor equipment — 0.15%
Freescale Semiconductor, Inc. 10.125% 2016	4,478	4,791
Freescale Semiconductor, Inc. 9.25% 20184	8,500	9,350
Freescale Semiconductor, Inc. 10.125% 20184	155	174
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20191,2,5	11,750	11,739
National Semiconductor Corp. 6.15% 2012	3,850	3,891
National Semiconductor Corp. 6.60% 2017	6,000	7,408
NXP BV and NXP Funding LLC 3.322% 20132	398	399
NXP BV and NXP Funding LLC 10.00% 20139	6,882	7,639
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,398
		48,789

Total corporate bonds & notes		10,371,260

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 20.70%
U.S. Treasury 1.00% 2012	112,500	112,586
U.S. Treasury 1.375% 2012	165,780	167,013
U.S. Treasury 2.00% 201210	33,422	33,526
U.S. Treasury 3.00% 201210	62,734	64,211
U.S. Treasury 4.75% 2012	25,000	25,189
U.S. Treasury 0.125% 2013	125,100	124,671
U.S. Treasury 1.125% 2013	234,805	237,266
U.S. Treasury 1.375% 2013	3,100	3,129
U.S. Treasury 1.875% 201310	30,849	32,501
U.S. Treasury 3.375% 2013	16,275	16,907
U.S. Treasury 3.875% 2013	25,000	25,796
U.S. Treasury 1.25% 2014	336,120	341,821
U.S. Treasury 1.875% 2014	72,310	74,418
U.S. Treasury 2.375% 2014	41,500	43,483
U.S. Treasury 2.00% 201410	38,138	41,599
U.S. Treasury 2.00% 201410	14,933	15,982
U.S. Treasury 1.25% 2015	15,000	15,312
U.S. Treasury 1.75% 2015	35,000	36,301
U.S. Treasury 1.875% 2015	40,055	41,699
U.S. Treasury 1.625% 201510	7,477	8,159
U.S. Treasury 2.125% 2015	165,000	173,630
U.S. Treasury 4.25% 2015	50,000	56,043
U.S. Treasury 0.125% 201610	53,760	56,868
U.S. Treasury 0.875% 2016	120,005	119,478
U.S. Treasury 0.875% 2016	11,245	11,184
U.S. Treasury 1.00% 2016	234,335	235,101
U.S. Treasury 1.00% 2016	105,375	105,817
U.S. Treasury 1.50% 2016	147,405	151,227
U.S. Treasury 1.75% 2016	86,870	90,115
U.S. Treasury 2.00% 2016	118,300	123,913
U.S. Treasury 2.00% 2016	95,000	99,536
U.S. Treasury 2.125% 2016	117,800	124,000
U.S. Treasury 2.375% 2016	100,000	106,242
U.S. Treasury 2.625% 2016	43,790	46,914
U.S. Treasury 3.00% 2016	3,560	3,881
U.S. Treasury 4.50% 2016	77,600	88,701
U.S. Treasury 5.125% 2016	36,000	42,285
U.S. Treasury 7.50% 2016	58,000	75,169
U.S. Treasury 0.875% 2017	13,680	13,581
U.S. Treasury 1.00% 2017	25,000	24,943
U.S. Treasury 3.00% 2017	39,750	43,502
U.S. Treasury 3.25% 2017	42,730	47,309
U.S. Treasury 4.625% 2017	50,000	58,553
U.S. Treasury 8.75% 2017	25,000	34,580
U.S. Treasury 2.375% 2018	20,000	21,166
U.S. Treasury 3.50% 2018	77,945	87,603
U.S. Treasury 1.25% 2019	16,500	16,153
U.S. Treasury 2.125% 201910	13,332	15,989
U.S. Treasury 8.125% 2019	25,000	36,328
U.S. Treasury 8.75% 2020	59,385	91,325
U.S. Treasury 0.625% 202110	7,521	8,153
U.S. Treasury 2.00% 2021	151,970	149,587
U.S. Treasury 2.125% 2021	120,250	120,147
U.S. Treasury 3.625% 2021	400	453
U.S. Treasury 8.00% 2021	95,200	144,636
U.S. Treasury 0.125% 202210	145,642	149,372
U.S. Treasury 2.00% 2022	4,020	3,942
U.S. Treasury 7.125% 2023	85,000	124,629
U.S. Treasury 6.875% 2025	77,500	114,526
U.S. Treasury 6.00% 2026	62,300	85,946
U.S. Treasury 6.50% 2026	28,910	41,861
U.S. Treasury 5.25% 2028	50,000	65,305
U.S. Treasury 6.25% 2030	5,545	8,113
U.S. Treasury 4.50% 2036	158,957	193,681
U.S. Treasury 5.00% 2037	22,600	29,571
U.S. Treasury 3.50% 2039	35,000	36,291
U.S. Treasury 4.25% 2039	26,335	30,962
U.S. Treasury 4.375% 2039	103,000	123,500
U.S. Treasury 3.875% 2040	65,376	72,159
U.S. Treasury 4.25% 2040	9,800	11,517
U.S. Treasury 4.625% 2040	197,745	246,489
U.S. Treasury 2.125% 204110	310	411
U.S. Treasury 3.125% 2041	6,150	5,886
U.S. Treasury 3.75% 2041	189,735	204,667
U.S. Treasury 4.75% 2041	113,900	144,856
U.S. Treasury 0.75% 204210	45,606	43,732
U.S. Treasury 3.125% 2042	64,000	61,214
Fannie Mae 0.625% 2012	83,000	83,189
Fannie Mae 0.75% 2013	99,300	99,825
Fannie Mae 4.625% 2013	36,700	39,114
Fannie Mae 2.50% 2014	7,250	7,570
Fannie Mae 3.00% 2014	9,500	10,046
Fannie Mae 5.375% 2016	10,420	12,313
Fannie Mae: 7.125% 2030	5,400	8,008
Federal Home Loan Bank 1.75% 2012	69,000	69,444
Federal Home Loan Bank, Series 363, 4.50% 2012	36,500	37,490
Federal Home Loan Bank 1.625% 2013	22,100	22,398
Federal Home Loan Bank 3.625% 2013	75,000	78,808
Federal Home Loan Bank 4.125% 2020	14,525	16,678
Federal Home Loan Bank 5.50% 2036	2,600	3,257
Freddie Mac 2.125% 2012	20,000	20,187
Freddie Mac: 4.50% 2013	2,900	3,058
Freddie Mac 0.50% 2014	12,400	12,393
Freddie Mac 2.50% 2014	37,000	38,594
Freddie Mac 4.50% 2014	7,400	7,925
Freddie Mac 5.00% 2014	25,000	27,592
Freddie Mac 1.75% 2015	37,350	38,608
Freddie Mac 2.50% 2016	3,500	3,718
Freddie Mac 5.50% 2016	14,580	17,324
Freddie Mac 5.00% 2017	11,500	13,594
Freddie Mac 2.375% 2022	14,500	14,281
Freddie Mac 6.75% 2029	1,100	1,584
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.474% 20122	11,020	11,031
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.503% 20122	50,000	50,066
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,182
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,060
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.875% 2012	13,500	13,657
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,741
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,227
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,626
CoBank ACB 7.875% 20184	23,615	28,002
CoBank ACB 1.074% 20222,4	30,865	23,557
Tennessee Valley Authority, Series A, 5.50% 2017	1,500	1,813
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,621
Tennessee Valley Authority, 4.65% 2035	4,000	4,379
Tennessee Valley Authority 5.25% 2039	21,250	25,564
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,645
Tennessee Valley Authority, Series A, 4.625% 2060	1,100	1,202
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	25,000	25,342
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,150
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	7,500	7,537
Federal Agricultural Mortgage Corp. 5.125% 20174	5,000	5,860
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,589
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,970
		6,894,130

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.17%
Polish Government, Series 0414, 5.75% 2014	PLN34,296	11,282
Polish Government 3.875% 2015	$7,805	8,240
Polish Government, Series 1017, 5.25% 2017	PLN63,195	20,587
Polish Government 6.375% 2019	$37,585	43,880
Polish Government 5.125% 2021	9,625	10,328
Polish Government, Series 1021, 5.75% 2021	PLN5,550	1,822
Polish Government 5.00% 2022	$5,575	5,904
Brazil (Federal Republic of) 6.00% 201510	BRL 8,345	4,908
Brazil (Federal Republic of) Global 12.50% 2016	30,400	20,184
Brazil (Federal Republic of) 10.00% 2017	28,515	15,215
Brazil (Federal Republic of) 6.00% 201710	70,798	42,090
Brazil (Federal Republic of) Global 8.00% 20181	$1,110	1,328
Brazil (Federal Republic of) Global 4.875% 2021	5,250	5,969
Brazil (Federal Republic of) Global 12.25% 2030	425	816
Brazil (Federal Republic of) Global 7.125% 2037	750	1,033
Turkey (Republic of) 10.00% 2013	TRY13,350	7,545
Turkey (Republic of) 16.00% 2013	21,045	12,863
Turkey (Republic of) 10.00% 2015	13,000	7,454
Turkey (Republic of) 9.00% 2016	4,900	2,736
Turkey (Republic of) 7.50% 2017	$5,725	6,627
Turkey (Republic of) 6.75% 2018	17,250	19,428
Turkey (Republic of) 4.00% 202010	TRY15,006	9,444
Turkey (Republic of) 10.50% 2020	4,500	2,686
Turkey (Republic of) 5.625% 2021	$8,000	8,388
Turkey (Republic of) 8.00% 2034	1,250	1,569
Turkey (Republic of) 6.75% 2040	9,300	10,183
United Mexican States Government, Series M, 7.50% 2012	MXN12,500	986
United Mexican States Government 3.50% 201710	182,535	15,731
United Mexican States Government Global 5.95% 2019	$5,170	6,225
United Mexican States Government, Series M, 6.50% 2021	MXN292,500	23,433
United Mexican States Government Global, Series A, 3.625% 2022	$2,750	2,819
United Mexican States Government Global, Series A, 6.75% 2034	2,495	3,219
United Mexican States Government, Series M30, 10.00% 2036	MXN165,500	16,616
United Mexican States Government 4.00% 204010	138,539	11,661
Australia Government Agency-Guaranteed, National Australia Bank 1.083% 20142,4	$25,000	25,105
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	50,550	53,002
Russian Federation 7.85% 2018	RUB240,000	8,577
Russian Federation 7.85% 2018	135,000	4,824
Russian Federation 5.00% 2020	$23,900	25,593
Russian Federation 7.50% 20301	30,736	36,922
Russian Federation 7.50% 20301,4	121	145
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	28,000
Colombia (Republic of) Global 7.75% 2021	7,505,000	5,026
Colombia (Republic of) Global 9.85% 2027	12,551,000	9,928
Colombia (Republic of) Global 7.375% 2037	$13,600	19,176
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20124	7,250	7,357
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	23,005	24,143
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20144	20,000	21,229
South Korean Government 5.75% 2014	21,100	22,769
South Korean Government 5.25% 2015	KRW21,600,000	20,055
South Korean Government 5.50% 2017	10,100,000	9,672
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	31,660
Japanese Government 2.40% 2038	1,342,250	17,913
France Government Agency-Guaranteed, Société Finance 2.875% 20144	$33,200	34,419
France Government Agency-Guaranteed, Société Finance 3.375% 20144	10,000	10,436
Venezuela (Republic of) 8.50% 2014	245	247
Venezuela (Republic of) 7.65% 2025	985	749
Venezuela (Republic of) 9.25% 2027	38,045	33,746
Venezuela (Republic of) 9.25% 2028	11,160	9,319
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	8,250	8,276
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	33,320	35,218
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	42,220	42,388
Uruguay (Republic of) 5.00% 201810	UYU385,912	22,898
Uruguay (Republic of) 4.375% 202810	211,401	12,191
Uruguay (Republic of) 7.625% 20361	$1,250	1,747
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	35,000	35,652
Peru (Republic of) 8.75% 2033	8,226	12,800
Peru (Republic of) 6.55% 20371	14,200	18,162
Indonesia (Republic of) 5.875% 2020	6,800	7,837
Indonesia (Republic of) 5.875% 20204	6,200	7,145
Indonesia (Republic of) 7.75% 2038	10,500	14,621
Philippines (Republic of) 6.375% 2034	15,500	19,162
Philippines (Republic of) 6.25% 2036	PHP326,000	8,101
Argentina (Republic of) 0.098% 20121,2	$24,755	3,054
Argentina (Republic of) 8.28% 20331,7	25,676	19,039
Argentina (Republic of) GDP-Linked 2035	ARS9,238	281
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	$21,750	21,750
Iraq (Republic of) 5.80% 20281	25,300	21,505
Croatian Government 6.75% 2019	10,830	10,887
Croatian Government 6.75% 20194	5,755	5,785
Croatian Government 6.625% 20204	2,915	2,900
Croatian Government 6.375% 20214	500	481
Israeli Government, Series 2683, 6.50% 2016	ILS49,550	14,838
Israeli Government 5.125% 2019	$4,050	4,475
Netherlands Government 1.00% 2017	18,300	18,089
Hungarian Government, Series 17/B, 6.75% 2017	HUF738,000	3,082
Hungarian Government, Series 19/A, 6.50% 2019	900,000	3,572
Hungarian Government 6.25% 2020	$9,910	9,090
Hungarian Government, Series 20A, 7.50% 2020	HUF200,000	828
Hungarian Government 7.625% 2041	$1,430	1,301
Province of Ontario, Series 1, 1.875% 2012	17,375	17,533
Chilean Government 3.875% 2020	3,000	3,226
Chilean Government 5.50% 2020	CLP1,790,000	3,847
Chilean Government 3.25% 2021	$9,950	10,149
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20124	15,000	15,000
Bermudan Government 5.603% 20204	5,110	5,797
Bermudan Government 5.603% 2020	3,940	4,470
State of Qatar 3.125% 20174	3,750	3,844
State of Qatar 5.25% 2020	5,000	5,537
State of Qatar 4.50% 20224	500	524
Dominican Republic 9.04% 20181,4	4,481	4,947
Dominican Republic 7.50% 20211,4	3,500	3,631
Dominican Republic 7.50% 20211	950	986
Bahrain Government 5.50% 2020	8,645	8,602
Bahrain Government 5.50% 20204	510	507
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	8,612
KfW 1.00% 2015	8,400	8,475
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	8,000	8,111
German Government, Series 159, 2.00% 2016	€5,550	7,817
South Africa (Republic of) 5.50% 2020	$5,000	5,600
South Africa (Republic of) 6.25% 2041	1,855	2,180
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20144	7,000	7,373
Gabonese Republic 8.20% 2017	5,300	6,473
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	5,600	5,397
El Salvador (Republic of) 7.375% 2019	4,800	5,208
Panama (Republic of) Global 7.25% 2015	1,138	1,321
Panama (Republic of) Global 7.125% 2026	300	402
Panama (Republic of) Global 8.875% 2027	250	384
Panama (Republic of) Global 9.375% 2029	340	546
Panama (Republic of) Global 6.70% 20361	1,504	1,985
Banque Centrale de Tunisie 7.375% 2012	4,500	4,545
Lithuania (Republic of) 6.625% 20224	3,400	3,778
Sri Lanka (Republic of) 6.25% 20214	3,400	3,401
Romanian Government 6.75% 20224	2,930	3,076
Kommunalbanken 1.00% 20144	2,924	2,934
Province of Buenos Aires 10.875% 20211,4	1,500	1,125
LCR Finance PLC 5.10% 2051	£165	341
		1,388,050

ASSET-BACKED OBLIGATIONS1 — 0.80%
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20144	$12,400	12,692
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20174	20,000	20,638
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	9,000	9,221
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20164	17,500	19,192
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20214	27,080	24,278
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,702
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,245
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	4,564	4,780
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	327	331
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	375	384
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,143
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	582	594
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,530	1,583
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.392% 20372	19,406	14,404
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	4,917	4,966
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20144	7,285	7,295
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	12,534	11,907
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	1,505	1,514
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	5,692	6,051
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,209
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, 0.402% 20192,4	12,136	10,069
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.662% 20152	10,000	9,957
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.692% 20332	3,204	3,063
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,471	1,503
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	754	787
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	2,477	2,636
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.402% 20372	10,085	7,548
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.372% 20262	448	340
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.372% 20292	7,595	5,603
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.172% 20352	6,500	4,833
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	4,594	4,798
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	3,920	3,949
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	319	326
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,656	2,884
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.992% 20332	808	706
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,541	3,391
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,636	1,725
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,310	1,318
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	930	931
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,690	1,690
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,516
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,503
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,392
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,639	1,692
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20394	£1,160	1,498
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.372% 20362	$1,246	918
		266,705

MUNICIPALS — 0.32%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	18,730	24,331
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	3,132
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,118
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	14,330	16,227
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	15,476
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	14,509	14,064
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	7,708
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,719
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Revenue Bonds (Build America Bonds-Direct
Payment), Taxable Series 2010-B, 6.395% 2040	1,000	1,227
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	133
		107,135

Total bonds & notes (cost: $30,095,211,000)		31,411,694

Convertible securities — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	12,291
Total convertible securities (cost: $10,083,000)		$12,291

Preferred securities — 0.01%	Shares

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
CoBank, ACB, Class E, noncumulative4,11	6,250	4,571

Total preferred securities (cost: $5,820,000)		4,571

Common stocks — 0.01%

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.3,9,11	453,779	4,574

INDUSTRIALS — 0.00%
Atrium Corp.3,9,11	985	5

Total common stocks (cost: $7,691,000)		4,579

	Principal amount
Short-term securities — 15.87%	(000)

U.S. Treasury Bills 0.046%–0.165% due 4/12/2012–2/7/2013	$1,434,200	1,433,586
Freddie Mac 0.06%–0.17% due 4/3/2012–1/11/2013	1,037,300	1,036,935
Fannie Mae 0.04%–0.21% due 4/2/2012–1/8/2013	1,007,782	1,007,329
Federal Home Loan Bank 0.06%–0.20% due 4/17–12/27/2012	488,600	488,438
Straight-A Funding LLC 0.12%–0.19% due 4/11–5/18/20124	234,496	234,477
Federal Farm Credit Banks 0.14%–0.22% due 4/18/2012–3/19/2013	220,000	219,830
Coca-Cola Co. 0.09%–0.21% due 4/4–8/13/20124	192,900	192,854
Chariot Funding, LLC 0.14%–0.20% due 4/16–6/20/20124	101,097	101,082
Jupiter Securitization Co., LLC 0.25% due 5/3/20124	41,100	41,091
Johnson & Johnson 0.04%–0.17% due 4/3–11/1/20124	84,400	84,346
Paccar Financial Corp. 0.10%–0.14% due 4/2–5/15/2012	62,975	62,960
Merck & Co. Inc. 0.08% due 4/20/20124	55,000	54,998
Wal-Mart Stores, Inc. 0.10%–0.12% due 4/11–4/30/20124	51,300	51,297
NetJets Inc. 0.09%–0.13% due 4/9–5/4/20124	45,500	45,497
Google Inc. 0.10% due 5/24/20124	41,700	41,692
Walt Disney Co. 0.10% due 5/29/20124	37,000	36,991
Procter & Gamble Co. 0.06% due 4/25/20124	34,000	33,998
National Rural Utilities Cooperative Finance Corp. 0.11% due 4/12/2012	30,000	29,999
Pfizer Inc 0.11% due 4/13/20124	28,600	28,599
Variable Funding Capital Company LLC 0.13% due 5/11/20124	19,600	19,597
Harvard University 0.13% due 4/20/2012	15,000	15,000
Abbott Laboratories 0.12% due 5/22/20124	14,973	14,971
Emerson Electric Co. 0.13% due 5/17/20124	9,100	9,098

Total short-term securities (cost: $5,284,693,000)		5,284,665

Total investment securities (cost: $35,403,498,000)		36,717,800
Other assets less liabilities		(3,420,361)

Net assets		$33,297,439

  1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
  2Coupon rate may change periodically.
  3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $20,203,000, which represented .06% of the net assets of the fund.
  4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,685,777,000, which represented 14.07% of the net assets of the fund.
  5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $316,403,000, which represented .95% of the net assets of the fund.
  6Scheduled interest and/or principal payment was not received.
  7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
  8Step bond; coupon rate will increase at a later date.
  9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,278	$7,639	.02%
American Media, Inc.	11/17/2010	7,602	4,574	.02
Atrium Corp.	4/30/2010	89	5	.00

Total restricted securities		$13,969	$12,218	.04%

10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and  address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds & notes:
Mortgage-backed obligations	$—	$12,384,414	$—	$12,384,414
Corporate bonds & notes	—	10,371,260	—	10,371,260
Bonds & notes of U.S. government & government agencies	—	6,894,130	—	6,894,130
Bonds & notes of governments & government agencies outside the U.S.	—	1,388,050	—	1,388,050
Asset-backed obligations	—	266,705	—	266,705
Municipals	—	107,135	—	107,135
Convertible securities	—	12,291	—	12,291
Preferred securities	—	4,571	—	4,571
Common stocks	—	—	4,579	4,579
Short-term securities	—	5,284,665	—	5,284,665
Total	$—	$36,713,221	$4,579	$36,717,800

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8,006	$—	$8,006

Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,412)	—	(1,412)
Unrealized depreciation on interest rate swap agreements	—	(4,851)	—	(4,851)
Total	$—	$1,743	$—	$1,743

*Forward currency contracts and interest rate swap agreements are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of March 31, 2012, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation)
	Settlement date	Counterparty	Receive	Deliver	at 3/31/2012

Sales:
Brazilian reais	4/5/2012	JPMorgan Chase	$74,579	BRL128,000	$4,522
British pounds	5/16/2012	UBS AG	$17,753	£11,330	(364)
Colombian pesos	4/16/2012	JPMorgan Chase	$11,350	COP20,110,000	124
Euros	4/11/2012	JPMorgan Chase	$638	€500	(29)
Euros	4/12/2012	Barclays Bank PLC	$11,453	€8,970	(511)
Euros	4/12/2012	Citibank	$9,783	€7,300	46
Euros	4/13/2012	JPMorgan Chase	$13,233	€10,000	(105)
Euros	4/18/2012	Citibank	$8,641	€6,535	(75)
Euros	6/21/2012	UBS AG	$43,546	€32,870	(312)
Euros	6/21/2012	Barclays Bank PLC	$1,585	€1,200	(16)
Japanese yen	4/27/2012	UBS AG	$46,884	¥3,605,342	3,314

					$6,594

Interest rate swaps

The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed-interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Upon entering into interest rate swap agreements, risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements. To reduce the risk to counterparties, the fund has entered into a collateral program with the counterparties. The program calls for the fund to either receive or pledge collateral based on the net unrealized gain or loss on open interest rate swaps by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of March 31, 2012, the fund had an open interest rate swap as shown in the following table. The open interest rate swap shown is generally indicative of the volume of activity over the prior 12-month period.

						(amounts in thousands)
						Unrealized
						depreciation
Expiration date	Counterparty	Floating rate index	Pay/receive floating rate	Fixed rate	Notional amount	at 3/31/2012

2/17/2032	JPMorgan Chase	3-month USD-LIBOR	Receive	2.61%	$100,000	$(4,851)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,426,691
Gross unrealized depreciation on investment securities	(155,331)
Net unrealized appreciation on investment securities	1,271,360
Cost of investment securities for federal income tax purposes	35,446,440

Key to abbreviations and symbols

ARS = Argentine pesos	HUF = Hungarian forints	PLN = Polish zloty
BRL = Brazilian reais	ILS = Israeli shekels	RUB = Russian rubles
CLP = Chilean pesos	¥ = Japanese yen	TRY = Turkish lira
COP = Colombian pesos	KRW = South Korean won	UYU = Uruguayan pesos
€ = Euros	MXN = Mexican pesos
£ = British pounds	PHP = Philippine pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0512O-S29453

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 29, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2012